                                                       '33 ACT FILE NO.333-40455
                                                       '40 ACT FILE NO.811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/
                         POST-EFFECTIVE AMENDMENT NO. 14
                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/
                                AMENDMENT NO. 15
                        (CHECK APPROPRIATE BOX OR BOXES)
                             NATIONWIDE MUTUAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
NATIONWIDE FOCUS FUND
NATIONWIDE SMALL CAP VALUE FUND II
NATIONWIDE HIGH YIELD BOND FUND
NATIONWIDE SMALL CAP INDEX FUND
NATIONWIDE INTERNATIONAL INDEX FUND
NATIONWIDE BOND INDEX FUND
MORLEY CAPITAL ACCUMULATION FUND
MORLEY ENHANCED INCOME FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND
THE AGGRESSIVE FUND
THE MODERATELY AGGRESSIVE FUND
THE MODERATE FUND
THE MODERATELY CONSERVATIVE FUND
THE CONSERVATIVE FUND


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855
                                            SEND COPIES OF COMMUNICATIONS TO:
                                                 MS. ELIZABETH A. DAVIN
                                            DIETRICH, REYNOLDS AND KOOGLER
                                                  ONE NATIONWIDE PLAZA
                                                  COLUMBUS, OHIO 43215
                                         (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[X]      60 days after filing pursuant to paragraph (a) (1) of Rule 485.

NATIONWIDE MUTUAL FUNDS
NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
NATIONWIDE FOCUS FUND
NATIONWIDE SMALL CAP VALUE FUND II
NATIONWIDE HIGH YIELD BOND FUND
NATIONWIDE SMALL CAP INDEX FUND
NATIONWIDE INTERNATIONAL INDEX FUND
NATIONWIDE BOND INDEX FUND
MORLEY CAPITAL ACCUMULATION FUND
MORLEY ENHANCED INCOME FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND
THE AGGRESSIVE FUND
THE MODERATELY AGGRESSIVE FUND
THE MODERATE FUND
THE MODERATELY CONSERVATIVE FUND
THE CONSERVATIVE FUND

                              CROSS REFERENCE SHEET


N-1A ITEM NO.                                  PART A                                  LOCATION
Item 1.               Cover Page                                                       Cover Page
Item 2.               Risk/Return Summary: Investments, Risks, and Performance         Fund Summaries: Objective and Principal
                                                                                       Strategies, Principal Risks, Performance
Item 3.               Risk/Return Summary: Fee Table                                   Fund Summaries: Fees and Expenses
Item 4.               Investment Objectives, Principal Investment Strategies, and      Fund Summaries: Objective and Principal
                      Related Risks                                                    Strategies, Principal Risks, Performance
Item 5.               Management's Discussion of Fund Performance                      *
Item 6.               Management, Organization, and Capital Structure                  Management
Item 7.               Shareholder Information                                          Buying, Selling and Exchanging Fund
                                                                                       Shares; Distributions and Taxes
Item 8.               Distribution Arrangements                                        Management: Distribution Plan; Buying,
                                                                                       Selling and Exchanging Fund Shares
Item 9.               Financial Highlights Information                                 *

                                                      PART B
Item 10.             Cover Page and Table of Contents                                  Cover Page; Table of Contents
Item 11.             Fund History                                                      General Information and History
Item 12.             Description of the Fund and its Investment Risks                  Investment Objectives and Policies
Item 13.             Management of the Fund                                            Trustees and Officers of the Trust;
                                                                                       Investment Advisory and Other Services
Item 14.             Control Persons and Principal Holders of Securities               Major Shareholders
Item 15.             Investment Advisory and Other Services                            Investment Advisory and Other Services
Item 16.             Brokerage Allocation and Other Practices                          Brokerage Allocation
Item 17.             Capital Stock and Other Securities                                *
Item 18.             Purchase, Redemption and Pricing of Shares                        Additional Information on Purchases
                                                                                       and Sales; Valuation of Shares
Item 19.             Taxation of the Fund                                              Additional General Tax Information
Item 20.             Underwriters                                                      *
Item 21.             Calculation of Performance Data                                   Fund Performance Advertising
Item 22.             Financial Statements                                              Financial Statements

                                     PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.

* Not applicable or negative answer.

The Prospectus as well as the Statement of Additional Information for the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund-Prime Shares and the Prospectus and Statement of Additional Information for the Money Market Fund- Class R shares, the Prospectuses and Statements of Additional Information for the Local Fund Shares, Class R and Class Y shares of the S&P 500 Index Fund, the Morley Capital Accumulation Fund, the Morley Enhanced Income Fund, the Small Cap Index Fund, International Index Fund, Bond Index Fund, The Aggressive Fund, The Moderately Aggressive Fund, The Moderate Fund, The Moderately Conservative Fund, The Conservative Fund, High Yield Bond Fund, Focus Fund, Small Cap Value Fund II, and the Prospectus and Statement of Additional Information for the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, Balanced Fund and International Fund are incorporated by reference into this filing of Post-Effective Amendment No. 14 to the Registration Statement.

                                   PROSPECTUS


                             ________________, 2000



                             NATIONWIDE MUTUAL FUNDS


                          NATIONWIDE S&P 500 INDEX FUND














As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares as an investment or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                TABLE OF CONTENTS
                                -----------------


FUND SUMMARY.......................................................................................1

MORE ABOUT THE FUND................................................................................__

INVESTMENT RISKS...................................................................................__

MANAGEMENT.........................................................................................__

BUYING, SELLING AND EXCHANGING FUND SHARES.........................................................__

DISTRIBUTIONS AND TAXES............................................................................__

ADDITIONAL INFORMATION.............................................................................Back Cover

FUND SUMMARY

This Prospectus provides information about one of the Nationwide Mutual Funds:
Nationwide S&P 500 Index Fund (the "Fund"). "You" and "your" refer to potential investors and current shareholders of the Fund.

This section summarizes key information about the Fund. Use this summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "MORE ABOUT THE FUND."

A QUICK NOTE ABOUT SHARE CLASSES


The Fund has six different share classes, three of which are offered in this Prospectus -- Class A, Class B and Service Class shares. The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets.


The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class offered by this Prospectus is right for you, see "BUYING, SELLING AND EXCHANGING FUND SHARES -- Choosing a Share Class."

OBJECTIVE AND PRINCIPAL STRATEGIES


The Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").** The S&P 500 is a market-weighted index composed of approximately 500 common stocks chosen by Standard & Poor's based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

Market-weighted index is an index in which the weighting of each security is based on its market capitalization. In a market-weighted index, changes in the price of a company with a large capitalization affect the level of the index more than changes in the price of a company with smaller market capitalization. [Inset Box]

Market capitalization is a common way to measure the size of a company based on the price of its common stock; it is simply the number of outstanding shares of the company multiplied by the current share price. [Inset Box]

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of S&P 500. The Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the S&P 500.


-------------------
** "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information.

There is no guarantee that the Fund will achieve its objectives.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The Fund may also engage in securities lending.

PRINCIPAL RISKS

As with any mutual fund, the value of the Fund's investments -- and therefore the value of the Fund's shares -- may go up or down. And because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Individual stocks and other equity investments in the Fund - as well as the stock market as a whole -- could lose value. Individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U. S. and foreign countries, interest rate changes and other factors can also affect the broader stock market. Typically, stocks are more volatile than bonds.

The Fund is also subject to selection risk, which is the risk that the Fund's investments, which may not fully replicate the S&P 500, may perform differently from the securities in S&P 500. The Fund will attempt to be fully invested at all times and will not hold a significant portion of its assets in cash. The Fund will generally not attempt to hedge against adverse market movements. Therefore, the Fund might go down in value more than other mutual funds in the event of a general market decline. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 as closely as possible, it will tend to underperform the index to some degree over time.

The Fund is a non-diversified fund, which means that it invests more of its assets in fewer companies than if it were a diversified fund. By concentrating in a smaller number of investments, the Fund's risk is increased because each investment has a greater effect on the Fund's performance. This helps the Fund's performance when its investments are successful, but also hurts the Fund's performance when its investments are unsuccessful.


PERFORMANCE

The following bar chart and table present the performance of the Fund. The bar chart shows the Fund's annual total return. The table shows the Fund's average annual total return for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance does not guarantee similar results in the future.



Annual Returns - Local Fund Shares and Class R and Class Y shares(1)

                              [add bar chart here]

         Best Quarter: ___% ___ qtr of 1999   Worst Quarter: ___% ___qtr of 1999

(1) These returns are for classes of shares not offered in this Prospectus. The classes of shares offered by this Prospectus would have had substantially similar returns because the shares are invested in the same portfolio of securities, and the annual returns would have only differed to the extent that the classes do not have the same expenses.

Average annual returns - as of December 31, 1999

                                     ONE YEAR      SINCE INCEPTION(1)
                                     --------      ---------------
Local Fund Shares.                     ____%         ____%
Class Y Shares....                     ____%         ____%
Class R Shares....                     ____%         ____%
S&P 500(2)........                     ____%         ____%

(1) The Fund began operations July 24, 1998.
(2) The S&P 500 is an unmanaged index of 500 widely held stocks of large U.S. companies, as described above. These returns do not include the effect of any sales charges. If sales charge and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES

THIS TABLE DESCRIBED THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

Shareholder Fees(1)            CLASS A SHARES            CLASS B SHARES       SERVICE CLASS SHARES
(paid directly from your
  investment)
Maximum Sales Charge (Load)         5.75%(2)                  None                      None
imposed upon purchases
(as a percentage of offering price)
Maximum Deferred Sales Charge       None(3)                   5.00%(4)                  None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees                     0.13%                     0.13%                     0.13%
Distribution and/or Service
     (12b-1) Fees                   0.25                      1.00                      0.25
Other Expenses(5)                   ____                      ____                      ____
                                    ----

Total Annual Fund
   Operating Expenses(6)            ____ %                    ____%                     ____%
                                    ====                      ====                      ====

(1) If you buy and sell shares through a broker or agent, they may also charge you a transaction fee.
(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "BUYING, SELLING AND EXCHANGE FUND SHARES -- Buying Shares -- Class A sales charges."
(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge.
(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Shares - Buying Shares - Contingent deferred sales charge (CDSC) on Class B shares."
(5) At least through ______________, 2000, Villanova Mutual Fund Capital Trust ("VMF") has agreed to waive fees or otherwise reimburse expenses for the Fund so that the Total Annual Operating Expenses will not exceed ____% for Class A shares, ____% for Class B shares and ____% for Service Class shares.

EXAMPLE

THIS EXAMPLE SHOWS WHAT YOU COULD PAY IN EXPENSES OVER TIME. YOU CAN ALSO USE THIS EXAMPLE TO COMPARE THE COSTS OF THIS FUND WITH OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. IT ASSUMES A 5% RETURN EACH YEAR AND NO CHANGES IN EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
                           ------           -------           -------           --------

Class A Shares             $___             $___              $____             $____

Class B Shares             $___             $___              $____             $____

Service Class Shares       $___             $___              $____             $____

You would pay the following expenses on the same investment if you did not sell your shares:

                           1 YEAR           3 YEARS           5 YEARS           10 YEARS
                           ------            ------           -------           --------

Class B Shares             $____            $_____            $____             $_____

MORE ABOUT THE FUND

The Fund will not attempt to buy or sell securities based on Fund management's economic, financial or market analysis, but will instead employ a "passive" investment approach. This means that Fund management will attempt to invest in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500 before deduction of Fund expenses. The Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund's portfolio turnover and trading costs will be lower than "actively" managed funds. However, the Fund has costs operating and other expenses, while the S&P 500 does not. Therefore, the Fund will tend to underperform the S&P 500 to some degree over time.

The Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with the Index. The investment objective of the Fund may not be changed without shareholder approval. In addition to the investment strategies described below, the Fund may also engage in securities lending.

The Fund will also invest in short term money market instruments as cash reserves to maintain liquidity. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent the Fund invests in short term money market instruments, it will generally also invest in options, futures or other derivatives in order to maintain full exposure to the S&P 500. The Fund will not invest in options, futures, other derivative instruments or short term money market instruments in order to lessen the Fund's exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

The S&P 500 is composed of 500 selected common stocks as determined by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index's performance. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. larger-capitalization stocks although a small part of the S&P 500 is made up of foreign companies which have a large presence in the U.S. Standard & Poor's selection of a stock for the S&P 500 does not mean that Standard & Poor's believes the stock to be an attractive investment.

Standard & Poor's updates the S&P 500 periodically, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund).

The Fund may not invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. Instead, the Fund may invest in a statistically selected sample of the stocks included in the S&P 500. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments in its portfolio are similar to the S&P 500 as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions to purchase shares of the Fund, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the S&P 500.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

STOCK MARKET RISK - Stock market risk is the risk that the stock markets will go down in value, including the possibility that the markets will go down sharply and unpredictably. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the U.S. and global economies, national and world social and political events, and the fluctuations of other stock markets around the world. There is also the risk that large capitalization companies could fall out of favor and investors may look to other types of investments.

SELECTION RISK - Selection risk is the risk that a Fund's investments, which may not fully replicate the S&P 500, may perform differently from the securities in the S&P 500.

DERIVATIVES - Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. The Fund may use the following types of derivative instruments including: futures, forwards and options, options on futures, swaps and indexed securities.

Futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time.
[Inset Box]

Forwards are private contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. [Inset Box]

Options are exchange-traded or private contracts involving the right of a holder to deliver (a "put") or receive (a "call") certain assets (or a money payment based on the change in value of certain assets or an index) from another party at a specified price with a specified time period. [Inset Box]

Swaps are private contracts involving the obligation of each party to exchange specified payments, which may be based on the value of an index or asset, with the other party at specified times. [Inset Box]

Indexed securities are debt obligations that return a variable amount of principal or interest based on the value of an index at a specified time. [Inset Box]

Derivatives are volatile and involve significant risks, which may include:

         LEVERAGE RISK - the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

         CREDIT RISK - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

         LIQUIDITY RISK - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

The Fund may use derivatives for anticipatory hedging. Anticipatory hedging is a strategy in which the Fund uses a derivative to offset the risk that securities in which the Fund intends to invest will increase in value before the Fund has an opportunity to purchase the securities. The Fund will use derivatives for anticipatory hedging in order to gain exposure efficiently to the S&P 500 in the event the Fund receives cash inflows.

BORROWING AND LEVERAGE - The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund's return.

Certain securities that the Fund buys may create leverage, including, for example, options.

SECURITIES LENDING - The Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Fund.

SHORT SALES - The Fund may borrow the security sold short to make delivery to the buyer. The Fund must then replace the security it has borrowed. If the price of a security sold short goes up between the time of the short sale and the time the Fund must deliver the security to the lender, the Fund will incur a loss. The Fund must also pay the lender any interest accrued during the period of the loan.


OTHER INVESTMENTS AND INVESTMENT TECHNIQUES

 The Statement of Additional Information (SAI) contains additional information about the Fund, including the Fund's other investments and investment techniques. To obtain a copy of the SAI, see the back cover.

MANAGEMENT

INVESTMENT ADVISER


Villanova Mutual Fund Capital Trust ("VMF"), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Fund. Subject to the supervision and direction of the Trustees, VMF allocates Fund assets among subadvisers and evaluates and monitors the performance of subadvisers. VMF is authorized to select and place portfolio investments on behalf of the Fund; however, VMF does not intend to do so at this time. VMF was organized in 1999, and beginning September 1, 1999, it provides investment advisory services to both Nationwide Mutual Funds and Nationwide Separate Account Trust.

The Fund pays VMF a management fee, which is based on the Fund's average daily net assets. The total fee paid by the Fund for the fiscal year ended October 31, 1999 -- expressed as a percentage of a Fund's average daily net assets -- was ___%.


MULTI-MANAGER STRUCTURE

The Trust has received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows VMF to hire, replace or terminate a subadviser without the approval of shareholders. The order also allows VMF to revise a subadvisory agreement with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

VMF provides the following oversight and evaluation services to the Fund:
o    performing initial due diligence on prospective subadvisers for the Fund
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o    communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated

VMF does not expect to recommend frequent changes of subadvisers. VMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or the Fund will obtain favorable results at any given time.

THE SUBADVISER

Subject to the supervisions of VMF and the Trustees, a subadviser will manage the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund's assets allocated to it, the subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Since _____________, 1999, Fund Asset Management, L.P., P.O. Box 9011, Princeton, New Jersey 08543-9011, has been managing the Fund's investments and has the responsibility for making all investment decisions for the Fund.

Fund Asset Management is a wholly-owned indirect subsidiary of Merrill Lynch & Co., Inc. and is part of the Merrill Lynch Asset Management Group, which had approximately $520 billion in investment company and other portfolio assets under management as of August 1999. This amount includes assets managed for Merrill Lynch affiliates.

From the time the Fund began operations until __________, 1999, The Dreyfus Corporation, a wholly-owned, indirect subsidiary of Mellon Bank Corporation, served as the Fund's subadviser.


BUYING, SELLING AND EXCHANGING FUND SHARES

In this section, "we" and "our" refer to Nationwide Advisory Services, Inc. ("NAS"), as distributor of the Fund's shares. "You" and "your" mean potential investors and current shareholders.

CHOOSING A SHARE CLASS


As noted in the Fund Summary, we offer three different share classes to give investors different price and cost options. Class A and Class B shares of the Fund are available to all investors; Service Class shares are available to a limited group of institutional investors, such as certain funds of funds offered by NAS.

With Class A shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares. With Class B shares, you pay a sales charge (known as a contingent deferred sales charge or CDSC) if you sell your shares within six years after purchase. There is no such charge on Service Class shares.

Class A, Class B and Service Class shares pay distribution and/or service fees under a Distribution Plan. These fees are paid to brokers for distribution and shareholder services. Class A and Class B shares also pay an administrative service fee. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of the shares.


If you want lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. NAS reserves the right to reject an order in excess of $100,000 for Class B shares and an order for Class B shares for Individual Retirement Accounts ("IRA accounts") for shareholders 70 1/2 years old and older. When choosing a share class, consider the following:

CLASS A SHARES                                       CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------
Front-end sales charge means that a portion          No front-end sales charge, so your full
of your initial investment goes toward the sales     investment immediately goes toward
charge, and is not invested                          buying shares
-------------------------------------------------------------------------------------------------------------------
Reductions and waivers of the sales charges          No reductions of the contingent deferred
available                                            sales charge available, but waivers
                                                     available
-------------------------------------------------------------------------------------------------------------------

Lower expenses than Class B shares means             Higher distribution and service fees than
higher dividends per share                           Class A shares mean lower dividends per share
---------------------------------------------------------------------------------------------------------------------------
Conversion features are not applicable               After seven years, Class B shares convert
                                                     into Class A shares, which reduces your
                                                     future fund expenses
---------------------------------------------------------------------------------------------------------------------------
No sales charges when shares are sold                Contingent deferred sales charges (CDSC)
back to the Fund*.                                   if shares sold within six years: 5% in the
                                                     first year, 4% in the second, 3% in the
                                                     third and fourth years, 2% in the fifth, and
                                                     1% in the sixth year

---------------------
* A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.

         For investors who are eligible to purchase Service Class shares, the purchase of Service Class shares will be preferable to purchasing Class A or Class B Shares.

BUYING SHARES

MINIMUM INVESTMENTS - CLASS A AND CLASS B SHARES

To open an account (per Fund)       $1000
Through the Automatic Asset         $  25
Accumulation plan
per transaction
Additional investments              $ 100
(per Fund)

If you purchase Class A or Class B shares through an account at a broker (other than NAS), different minimum account requirements may apply. These minimum investment requirements for Class A shares do not apply to certain retirement plans. Call 1-800-848-0920 for more information.

PURCHASE PRICE

The purchase or "offering" price of one share of the Fund is its "net asset value" or NAV, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, less liabilities, allocable to a class by the total number of that class' outstanding shares. NAV is determined at the earlier of the close of regular trading on the New York Stock Exchange or 4:00 p.m. Eastern Time on each day the Exchange is open for trading.

The Fund does not calculate NAV on the following days:

o        Christmas Day
o        New Year's Day
o        Martin Luther King, Jr. Day
o        Presidents' Day
o        Good Friday

o        Memorial Day
o        Independence Day
o        Labor Day
o        Thanksgiving Day
o        Other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine an NAV when:

o        We have not received any orders to purchase, sell or exchange shares
o        Changes in the value of the Fund's portfolio do not affect the NAV.

When you purchase shares, your purchase price will be the offering price or NAV next determined after your order is received, plus any applicable sales load.

CLASS A SALES CHARGES

The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

        Amount of purchase              Sales charge as %        Sales charge as %
                                        of offering price        of amount invested
------------------------------------ ------------------------ -------------------------
Less than $50,000                               5.75%                     6.10%
$50,000 to $99,999                              4.50                      4.71
$100,000 to $249,999                            3.50                      3.63
$250,000 to $499,999                            2.50                      2.56
$500,000 to $999,999                            2.00                      2.04
$1 million to $24,999,999                       0.50                      0.50
$25 million or more                             0.25                      0.25
------------------------------------ ------------------------ -------------------------

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

o INCREASE THE AMOUNT OF YOUR INVESTMENT. The preceding table shows how the sales charge decreases as the amount of your investment increases.

o FAMILY MEMBER DISCOUNT. Members of your family who live at the same address can combine investments, possibly reducing the sales charge.

o LIFETIME ADDITIONAL DISCOUNT. You can add the value of any of the Nationwide Mutual Funds Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.

o INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

o NO SALES CHARGE ON A REPURCHASE. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and your reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.

o LETTER OF INTENT DISCOUNT. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $_____ in Class A shares and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for purchases made by the following:

o Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS to waive sales charges for those persons;

o Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

o Any person who pays for the shares with the proceeds of mutual fund shares sold from an NAS brokerage account. To qualify, you must have paid an initial sales charge on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver);

o Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code;

o Trustees and retired Trustees of Nationwide Mutual Funds (including its predecessor Trusts);

o Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial Companies, or any investment advisory clients of VMF, Villanova SA Capital Trust ("VSA"), NAS and their affiliates;

o Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance Enterprise from time to time, (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).


Additional investors eligible for sales charge waivers may be found in the Statement of Additional Information.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

BY MAIL - Complete and mail the application with a check or money order made payable to; Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in U.S. dollars only and drawn on a U.S. bank. NAS will not accept third-party checks.

BY WIRE - You can request that your bank transmit funds ("federal funds") by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 4 p.m. Eastern Standard Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to the Funds resulting from the cancellation. Your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE (NAS NOW) - Call 1-800-637-0012, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with NAS.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW           1-800-637-0012

Our customized voice-response system, available 24 hours a day, seven days a week

NATIONWIDE CUSTOMER SERVICE                 1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 5 p.m. Eastern Standard Time

For additional information on buying shares and shareholder services, call our customer service number or contact your Nationwide representative.

SELLING SHARES

You can sell - also known as redeeming - your shares of the Fund at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell depends upon the market value of the investments of the Fund at the time of the sale, and the value may be more or less than you paid for the shares.

Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 12 calendar days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE

A signature guarantee is required under the following circumstances:

o if a redemption is over $100,000, or
o if your account registration has changed within the last 30 days, or
o if the redemption check is made payable to anyone other than the registered shareholder, or
o if the proceeds are sent to a bank account not previously designated, or
o if the proceeds are mailed to an address other than the address of record

NAS reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A AND CLASS B SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of your account to fall below the total amount of all purchases you made during the preceding six years. The sales charge is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease as illustrated in the following chart:

SALE WITHIN      1 YEAR  2 YEARS    3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS OR MORE
-------------------------------------------------------------------------------------------
Sales Charge      5%       4%          3%         3%          2%       1%               0%

All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any CDSC you paid into your account. Also, we will waive the CDSC if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the Statement of Additional Information.

Under certain circumstances, employer-sponsored retirement plans investing without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

Under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge (other than those investing in the Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your shares in any of the following ways:

BY TELEPHONE (NAS NOW) - Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-637-0012 after 7 p.m. Eastern Standard Time to learn the day's closing share price.

CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for the, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes - Selling Fund Shares."

CUSTOMER SERVICE LINE - If you have elected to have telephone redemption privileges, a check payable to the shareholder of record can be mailed to the address of record, unless you declined the telephone redemption privilege on your application. NAS can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined this option on your application. (This authorization will remain in effect until you give NAS written notice of its termination.) You can sell shares of your IRA by telephone if we receive the proper forms. The distribution from an IRA will be subject to a mandatory 10% federal withholding tax, unless you inform us in writing not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1-800-848-0920. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax it to 614-249-8705. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must include your date of birth and indicate whether or not you want NAS to withhold federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter. A signature guarantee may be required under certain circumstances. Please refer back to "Signature Guarantee" on page _____.

THROUGH AN AUTHORIZED BROKER - NAS has relationships with certain brokers who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the

NAV next determined after your order has been accepted by your broker or its designated intermediary.

ACCOUNTS WITH LOW BALANCES

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

For additional information on selling your shares, call our customer service line at 1-800-848-0920 or see your Nationwide representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A and Class B shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate NAS - as distributor - for expenses associated with distributing its shares and providing shareholder services.


Under the Distribution Plan, the Fund pays NAS compensation accrued daily and paid monthly. Class A and Service Class shares of the Fund pay an amount not exceeding, on an annual basis, 0.25% of the Class A or Service Class shares' average daily net assets. Class B shares of the Fund pay an amount not exceeding, on an annual basis, 1.00% of the Class B shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXCHANGING SHARES

You can exchange the shares you own for shares of another fund within Nationwide Mutual Funds (except the Morley Capital Accumulation Fund) as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. You can't exchange Class A shares for Class B shares.

There is no sales charge for exchanges of Class A shares or Service Class shares. If you exchange Prime Shares of the Nationwide Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid. If you exchange Class B shares for Prime Shares of the Nationwide Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the shares had been sold at the time they were exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B shares, the time you hold Class B shares prior to the exchange will be counted for purposes of calculating the CDSC.

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for the, you my have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes - Exchanging Fund Shares."

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax or by phone (see "Buying Shares - How to place your purchase order" or the back cover for contact information). If you make your request in writing, please be sure your letter is signed exactly as your account is registered. Your exchange will processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Standard Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice-response system. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

EXCESSIVE TRADING

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

YEAR 2000

VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for its Year 2000 compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF's, VSA's and NAS' assessment of Year 2000 issues has included non-information technology systems with embedded computer chips. VMF's, VSA's and NAS' building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio, have been tested and are Year 2000 compliant.

In addition to resolving internal 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA, and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.


DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For up-to-date tax advice, please speak with your tax adviser. In this section, "we" and "our" refer to "NAS". "You" and "your" mean shareholders and potential investors.

DISTRIBUTIONS OF INCOME DIVIDENDS

The Fund distributes any available income dividends to shareholders at least quarterly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

If the Fund has net realized capital gains at the end of the fiscal year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, such as interest or dividends. For the current capital gains tax rates, speak with your tax adviser.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. If the checks sent to you cannot be delivered, or are not cashed, distributions will be reinvested in shares of the Fund. You are subject to tax on reinvested distributions.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct, and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certificates are not accurate, or as may otherwise be required under the Internal Revenue Code.)

CHANGING YOUR DISTRIBUTION OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution. You will not receive interest on any uncashed distribution, dividend or redemption checks.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them give you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, such as interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to sue this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of the Fund for another fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

                                  [BACK COVER]

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest, and keep it with your records. The following document contains additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.

o Statement of Additional Information (SAI) (incorporated by reference into this Prospectus)
o        Annual Report
o        Semi-Annual Report

FOR ADDITIONAL INFORMATION CONTACT:
Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, OH  43216-1492
(614) 249-8705 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:
1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Standard Time)

FOR 24-HOUR ACCOUNT ACCESS:
1-800-637-0012 (toll free)
Also, visit the Nationwide Funds Web site at www.nationwidefunds.com

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800-SEC-0330)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C.  20549-6009
(The SEC charges a fee to copy any documents.)

VIA THE INTERNET:
http://ww.sec.gov

Investment Company Act File No. 811-08495

Nationwide Mutual Funds
Three Nationwide Plaza
Columbus, Ohio  43215-2220

                       STATEMENT OF ADDITIONAL INFORMATION



                                DECEMBER __, 1999


                             NATIONWIDE MUTUAL FUNDS

                         NATIONWIDE S & P 500 INDEX FUND
                   (CLASS A, B AND SERVICE CLASS SHARES ONLY)







         Nationwide Mutual Funds (the "Trust") is a registered open-end investment company consisting of ____ series as of the date hereof. This Statement of Additional Information relates to only the Class A, B and Service Class Shares of the Nationwide S&P 500 Index Fund of the Trust (the "Fund").



         This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectus for the Class A, B and Service Class Shares of the Fund. It contains information in addition to and more detailed than that set forth in the Prospectus dated December __, 1999, and should be read in conjunction with the Prospectus. Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus. The Prospectus may be obtained from Nationwide Advisory Services, Inc., P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216-1492, or by calling toll free 1-800-848-0920.

TABLE OF CONTENTS                                                         PAGE

General Information and History..............................................1
Additional Information on Portfolio Instruments and Investment Policies......1
Investment Restrictions.....................................................15
Trustees and Officers of the Trust..........................................17
Investment Advisory and Other Services......................................20
Brokerage Allocation........................................................36
Additional Information on Purchases and Sales...............................38
Valuation of Shares.........................................................43
Investor Strategies.........................................................44
Investor Privileges.........................................................45
Investor Services...........................................................48
Fund Performance Advertising................................................49
Additional Information......................................................50
Additional General Tax Information..........................................52
Major Shareholders..........................................................55
Financial Statements........................................................55
Appendix A - Bond Ratings...................................................56

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GENERAL INFORMATION AND HISTORY

         Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III, is an open-end management investment company organized under the laws of Ohio by a Declaration of Trust, dated as of October 30, 1997, as subsequently amended. The Trust currently offers shares in ____________(____) separate series, each with its own investment objective. This Statement of Additional Information relates to the S&P 500 Index Fund, one series of the Trust, which is a non-diversified fund as defined in the Investment Company Act of 1940.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

         The Fund invests in a variety of securities and employs a number of investment techniques that involve certain risks. The Prospectus for the Fund highlights the principal investment strategies, investment techniques and risks. The following provides additional information concerning permissible investments and techniques for the Fund.


INVESTMENTS IN INDEXES

         About Indexing. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before the Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of the S&P 500.

         Indexing and Managing the Fund. The Fund will be substantially invested in securities in the S&P 500, and will invest at least 80% of its assets in securities or other financial instruments which are contained in or correlated with securities in the S&P 500.

         Because the Fund seeks to replicate the total return of the S&P 500, generally the Fund's subadviser will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, the subadviser may omit or remove a security which is included in an index from the portfolio of the Fund if, following objective criteria, the subadviser judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

         The subadviser may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to the Fund or by the Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The subadviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use


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


of such instruments, the subadviser may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

         The ability of the Fund to satisfy its investment objective depends to some extent on the subadviser's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). The subadviser will make investment changes to the Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the S&P 500. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Finally, since the Fund seeks to replicate the total return of its target index, the subadviser generally will not attempt to judge the merits of any particular security as an investment.

         The Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, taxes, changes in either the composition of the index or the assets of the Fund, and the timing and amount of investor contributions and withdrawals, if any. In addition, the Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that the Fund's total return over periods of one year and longer will, on a gross basis and before taking into account expenses be within 10 basis points (a basis point is one one-hundredth of one percent (0.01%), of the total return of the S&P 500. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds. Information regarding correlation of an Index Fund's performance to that of a target index will be reported in the Funds' annual report.


DEBT OBLIGATIONS

         Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

         RATINGS AS INVESTMENT CRITERIA. High-quality debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its adviser or subadviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

         U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

MONEY MARKET INSTRUMENTS

         Money market instruments may include the following types of instruments:

         -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

         -- repurchase agreements;

         -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankee dollars), savings and loan associations and similar institutions, and such obligations issued by foreign branches of foreign banks and financial institutions;

         -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

          -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality.

REPURCHASE AGREEMENTS

         In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by the Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. The Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

LENDING PORTFOLIO SECURITIES

         The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.


FOREIGN SECURITIES


         Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by the Fund, may be subject to foreign government taxes, and higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

         Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

         DEPOSITORY RECEIPTS. The Fund may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.




SHORT SELLING OF SECURITIES

         In a short sale of securities, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. The Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         The Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Fund does not intend to engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for U.S. federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

         The Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

         Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

         The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The Fund's subadviser or adviser will monitor the liquidity of restricted securities in the Fund. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security;
(B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

BORROWING

         The Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

         The Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Fund has established a line-of-credit ("LOC") with its custodian by which it may borrow for temporary or emergency purposes. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances which are unfavorable to the Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS

         The Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, and stock index options, to hedge the Fund's portfolio or for risk management or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

         Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use these instruments will be limited by tax considerations.

         SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon the Fund's adviser's or subadviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

         (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "ADDITIONAL GENERAL TAX INFORMATION" below.

         OPTIONS. The Fund may purchase or write put and call options on securities and indices and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         The Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

         The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If the Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         Transactions using OTC options (other than purchased options) expose the Fund to counter party risk. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         FUTURES CONTRACTS. The Fund may enter into futures contracts, including index futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices and sales of futures as an offset against the effect of expected declines in securities prices. The Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Fund's adviser or subadviser believes it is more advantageous to the Fund than is purchasing the futures contract.

         To the extent required by regulatory authorities, the Fund will only enter into futures contracts that are traded on U.S. exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of the Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         The Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

         SWAP AGREEMENTS. The Fund may enter into securities index or security swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

         The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

         Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

         The Fund will enter swap agreements only with counterparties that the Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

SECURITIES OF INVESTMENT COMPANIES

         As permitted by the Investment Company Act of 1940, the Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. The Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.


STANDARD & POOR'S DEPOSITORY RECEIPTS


         The Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

         SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDRs price can be volatile, the Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in SPDRs.


OTHER INDEXED SECURITIES

The Fund may invest in securities the potential return of which is based on the change in particular index. As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or basket of securities. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the index.


BANK OBLIGATIONS

         Bank obligations that may be purchased by the Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

INVESTMENT RESTRICTIONS

         The following are fundamental investment restrictions of the Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

The Fund:

- May not borrow money or issue senior securities, except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the Investment Company Act of 1940 or any rule, order or interpretation thereunder.

- May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

- May not purchase or sell real estate, except that the Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

- May not lend any security or make any other loan, except that the Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         The following are the non-fundamental operating policies of the Fund which may be changed by the Board of Trustees of the Trust without shareholder approval:

The Fund may not:

- Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

- Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

- Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

TRUSTEES AND OFFICERS OF THE TRUST

         The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

         The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:

JOHN C. BRYANT, Trustee*, Age 64
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 59
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age 65
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 72
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

THOMAS J. KERR, IV, Trustee*, Age 66
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 44
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age 62
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise and is Chairman and Chief Executive Officer of Nationwide Advisory Services, Inc.

NANCY C. THOMAS, Trustee+, Age 65
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age 51
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer, Age 43
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor.

CHRISTOPHER A. CRAY, Assistant Treasurer, age 41
Three Nationwide Plaza, Columbus, Ohio
Mr. Cray is Treasurer of Villanova Mutual Fund Capital Trust, the adviser and Nationwide Advisory Services, Inc., the Distributor. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.

ELIZABETH A. DAVIN, Secretary, age 35
Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is a member of Dietrich, Reynolds & Koogler, the Trust's legal counsel.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

*Members of the Executive Committee. Mr. McFerson is Chairman. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.

         Bryant, Doody, DeVore, Duncan, Kerr, Kridler and Wetmore are also Trustees, and Laird, Cray and Davin are also Officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide Fund Complex.

         All Trustees and Officers of the Trust own less than 1% of its outstanding shares.

         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1999. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex for the fiscal year ended October 31, 1999. Trust officers receive no compensation from the Trust in their capacity as officers.

                               COMPENSATION TABLE

                                                               PENSION
                                                             RETIREMENT
                                         AGGREGATE            BENEFITS           ANNUAL            TOTAL
                                       COMPENSATION          ACCURED AS         BENEFITS       COMPENSATION
NAME OF PERSON,                            FROM             PART OF TRUST         UPON         FROM THE FUND
POSITION                                 THE TRUST            EXPENSES         RETIREMENT        COMPLEX**

John C. Bryant, Trustee                 $ ______                --0--             --0--             $______
C. Brent DeVore, Trustee                  ______                --0--             --0--              ______
Sue A. Doody, Trustee                     ______                --0--             --0--              ______
Robert M Duncan, Trustee                  ______                --0--             --0--              ______
Thomas J. Kerr, IV, Trustee               ______                --0--             --0--              ______
Douglas F. Kridler, Trustee               ______                --0--             --0--              ______
Dimon R. McFerson, Trustee                 --0--                --0--             --0--               --0--
Nancy C. Thomas, Trustee                  ______                --0--             --0--              ______
David C. Wetmore, Trustee                 ______                --0--             --0--              ______

**The Fund Complex includes three trusts comprised of ______ investment company funds or series.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


         Under the terms of the Investment Advisory Agreement dated May 9, 1998 as amended as of September 1, 1999, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets of the Fund, as well as the other funds of the Trust (except for Morley Capital Accumulation Fund, Morley Enhanced Income Fund and the Index Funds), in accordance with the policies and procedures established by the Trustees. With respect to the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Income Fund, Long-Term U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, Money Market Fund, Nationwide Focus Fund, the Aggressive Fund, the Moderately Aggressive Fund, the Moderate Fund, the Moderately Conservative Fund, the Conservative Fund, and High Yield Bond Fund, VMF manages the day-to-day investments of the assets of such funds. With respect to the Fund and each of the Prestige Advisor series of the Trust, VMF provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers, who each manage the investment portfolio of a particular Fund. VMF is also authorized to select and place portfolio investments on behalf of the Funds which engage subadvisers; however VMF does not intend to do so at this time.


         VMF pays the compensation of the Trustees and officers affiliated with VMF. VMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Investment Advisory Agreement also specifically provides that VMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the Investment Company Act of 1940. It may be terminated as to the Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that VMF may render similar services to others.

         The Trust pays the compensation of the Trustees who are not interested [affiliated][check agreement] persons of VMF and all expenses (other than those assumed by VMF), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. VMF reimburses the Trust for fees and expenses paid to Trustees who are interested [affiliated] persons of the Trust.


         VMF, a Delaware business trust, is a wholly owned subsidiary of Villonova Capital, Inc., 97% of the common stock of which is held by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

         Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to the Fund. Effective September 1, 1999, the investment advisory services previously performed for the Fund by NAS were transferred to VMF, an affiliate of NAS and an indirect subsidiary of NFS. After the transfer, there was no change in the fees charged for investment advisory services to the Fund.


         For services provided under the Investment Advisory Agreement, VMF receives an annual fee paid monthly based on average daily net assets of certain funds according to the following schedule:

                 FUND                                   ASSETS                                   FEE
Nationwide   Mid   Cap   Growth   Fund,    $0 up to $250 million                                0.60%
Nationwide   Growth  Fund,   Nationwide    $250 million up to $1 billion                        0.575%
Fund and Nationwide Focus Fund             $1 billion up to $2 billion                          0.55%
                                           $2 billion up to $5 billion                          0.525%
                                           $5 Billion and more                                  0.50%



Nationwide Bond Fund,                      $0 up to $250 million                                0.50%
Nationwide    Tax-Free   Income   Fund,    $250 million up to $1 billion                        0.475%
Nationwide  Long-Term  U.S.  Government    $1 billion up to $2 billion                          0.45%
Bond Fund, and Nationwide  Intermediate    $2 billion up to $5 billion                          0.425%
U.S. Government Bond Fund                  $5 Billion and more                                  0.40%

Nationwide Money Market Fund               $0 up to $1 billion                                  0.40%
                                           $1 billion up to $2 billion                          0.38%
                                           $2 billion up to $5 billion                          0.36%
                                           $5 billion and more                                  0.34%


Nationwide S&P 500 Index Fund              $0 up to $1.5 billion                                0.13%
                                           $1.5 billion up to $3 billion                        0.12%
                                           $3 billion and more                                  0.11%


Prestige Large Cap Value Fund              up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Large Cap Growth Fund             up to $150 million                                   0.80%
                                           $150 million or more                                 0.70%

Prestige Balanced Fund                     up to $100 million                                   0.75%
                                           $100 million or more                                 0.70%

Prestige Small Cap Fund                    up to $100 million                                   0.95%
                                           $100 million or more                                 0.80%

Prestige International Fund                up to $200 million                                   0.85%

                 FUND                                   ASSETS                                   FEE

                                           $200 million or more                                 0.80%

The Aggressive Fund                        all assets                                           0.13%

The Moderately Aggressive Fund             all assets                                           0.13%


The Moderate Fund                          all assets                                           0.13%

The Moderately Conservative Fund           all assets                                           0.13%


The Conservative Fund                      all assets                                           0.13%

Nationwide Small Cap                       $0 up to $250 million                                0.70%
   Value Fund II                           $250 million up to $1 billion                        0.675%
                                           $1 billion up to $2 billion                          0.65%
                                           $2 billion up to $5 billion                          0.625%
                                           $5 billion and more                                  0.60%

Nationwide High Yield                      $0 up to $250 million                                0.55%
   Bond Fund                               $250 million up to $1 billion                        0.525%
                                           $1 billion up to $2 billion                          0.50%
                                           $2 billion up to $5 billion                          0.475%
                                           $5 billion and more                                  0.45%

         VMF has also agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:

- Nationwide Mid Cap Growth Fund to 1.25% for Class A shares, 2.00% for Class B shares and 1.00% for Class D shares
- Nationwide Long-Term U.S. Government Bond Fund and Nationwide Intermediate U.S. Government Bond Fund to 1.04% for Class A shares, 1.64% for Class B shares and 0.79% for Class D shares
- Prestige Large Cap Value Fund to 1.15% for Class A shares, 1.90% for Class B shares and 1.00% for Class Y shares
- Prestige Large Cap Growth Fund to 1.20% for Class A shares, 1.95% for Class B shares and 1.05% for Class Y shares
- Prestige Balanced Fund to 1.10% for Class A shares, 1.85% for Class B shares and 0.95% for Class Y shares
- Prestige Small Cap Fund to 1.35% for Class A shares, 2.10% for Class B shares and 1.20% for Class Y shares

- Prestige Large Cap Value Fund to 1.30% for Class A shares, 2.05% for Class B shares and 1.25% for Class Y shares

- Nationwide S&P 500 Index Fund to ____ for Class A shares, ___ for Class B shares, 0.48% for Class Y shares, 0.63% for Class R shares, ____ for Service Class shares and 0.35% for Local Fund shares

- each of The Aggressive Fund, The Moderately Aggressive Fund, The Moderate Fund, The Moderately Conservative Fund and The Conservative Fund to 0.56% for Class A shares, 1.31% for Class B shares and 0.36% for Service Class shares
- Nationwide Focus Fund to 1.20% for Class A shares, 1.70% for Class B shares and 0.75% for Institutional Class shares
- Nationwide Small Cap Value Fund II to 1.35% for Class A shares, 1.85% for Class B shares and 1.00% for Institutional Class shares
- Nationwide High Yield Bond Fund to 1.20% for Class A shares, 1.80% for Class B shares and 0.85% for Institutional Class shares

         In the interest of limiting the expenses of each of the funds listed above (except the Nationwide MidCap Growth Fund, the Nationwide Long-Term U.S. Government Bond Fund, the Nationwide Intermediate U.S. Government Bond Fund and the Fund, VMF has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, VMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of a fund to the limits described above. Reimbursement by the fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement may be made at a later date when the fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted.

         VMF may from time to time waive some or all of its investment advisory fee or other fees for any of the fund of the Trust. The waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

         During the fiscal years ended October 31, 1999, 1998 and 1997, VMF/NAS received the following fees for investment advisory services*:

                                                                Years Ended October 31,
                  Fund                             1999            1998               1997
                  ----                             ----            ----               ----

Mid Cap Growth                                   $_______          $61,706             $63,883
Growth                                            _______        4,894,110           3,750,599
Nationwide Fund                                   _______        9,977,231           5,938,011
Bond                                              _______          647,809             629,068
Tax-Free Income                                   _______        1,505,626           1,810,070
Long Term U.S. Government                         _______          254,928             343,259
Intermediate U.S. Government                      _______          266,473             256,016
Money Market**                                    _______        3,857,898           3,519,727
S&P 500 Index                                     _______           7,315(1)                --
Large Cap Value                                   ______(2)             --                  --
Large Cap Growth                                  ______(2)             --                  --
Balanced                                          ______(2)             --                  --
Small Cap                                         ______(2)             --                  --
International                                     ______(2)             --                  --

(1) Commenced operations July 24, 1998. All such fees were waived by NAS.
(2) Commenced operations November 2, 1998.

* As of May 9, 1998, the Mid Cap Growth, Growth, Nationwide, Bond, Tax-Free Income, Long Term U.S. Government Bond, Intermediate U.S. Government Bond and Money Market Funds acquired all of the assets of one or more series of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust (collectively, the "Acquired Funds"), in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").

** Net of waivers prior to the Reorganization of $221,174 and $389,150 for the fiscal years ended October 31, 1998 and 1997, respectively.

         The other funds of the Trust for which VMF serves as investment adviser had not yet begun operations as of October 31, 1999.

         The subadvisers ("Subadvisers") for certain of the funds, including the Fund, are as follows:

                FUND                        SUBADVISER


         Large Cap Value         Brinson Partners, Inc. ("Brinson Partners")

         Large Cap Growth        Goldman Sachs Asset Management ("GSAM")

         Balanced                J.P. Morgan Investment Management, Inc.
                                 ("J.P. Morgan")

         Small Cap               INVESCO Management & Research, Inc. ("IMR")

         International           Lazard Asset Management ("Lazard")

         S&P 500 Index           Fund Asset Management L.P. ("FAM")

         Small Cap Value II      Villanova Value Investors, LLC ("VVI")


         Brinson Partners, a Delaware corporation and an investment management firm, is an indirect wholly-owned subsidiary of UBS AG, an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many aspects of the financial services industry. GSAM is a separate operating division of Goldman Sachs & Co., an investment banking firm whose headquarters are in New York, New York. J.P. Morgan is a directly wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range investment management services and acts as investment adviser to corporate and institutional clients. IMR is part of a global investment organization, AMVESCAP plc. AMVESCAP plc is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. Lazard is a New York-based division of Lazard Freres & Co. LLC, a limited liability company registered as an investment adviser and providing investment management services to client discretionary accounts. FAM, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the Investment Company Act of 1940 because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


         Villanova Value Investors, Inc. is a subsidiary of Villanova Capital, Inc. which is also the parent of VMF. VVI is located at __________________ and was formed in 1999.

         Prior to ____________, 1999, The Dreyfus Corporation ("Dreyfus") served as Subadviser for the Fund. Dreyfus, 200 Park Avenue, New York, N.Y. 10166, which was formed in 1947, is registered under the Investment Advisers Act of 1940. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

         Subject to the supervision of the VMF and the Trustees, each of the Subadvisers manages the assets of the fund listed above in accordance with the fund's investment objectives and policies. Each Subadviser makes investment decisions for the fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the funds, the Subadvisers receive annual fees from VMF, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

                 FUND                                   ASSETS                                   FEE

       Large Cap Value Fund                   up to $100 million                                0.35%
                                              $100 million or more                              0.30%

       Large Cap Growth Fund                  up to $150 million                                0.40%
                                              $150 million or more                              0.30%

       Balanced Fund                          up to $100 million                                0.35%
                                              $100 million or more                              0.30%

       Small Cap Fund                         up to $100 million                                0.55%
                                              $100 million or more                              0.40%

       International Fund                     up to $200 million                                0.45%
                                              $200 million or more                              0.40%
      S&P 500 Index Fund                      up to $200 million                                0.05%
                                              next $800 million                                 0.04%
                                              $1 billion or more                                0.02%
   Small Cap Value Fund II                    $0 up to $250 million                             0.70%
                                         $250 million up to $1 billion                         0.675%
                                         $1 billion up to $2 billion                            0.65%
                                         $2 billion up to $5 billion                           0.625%
                                         $5 billion and more                                    0.60%



         The following table sets forth the amount NAS/VMF paid to the Subadvisers for the fiscal periods ended October 31, 1999 and 1998:

                                               Years Ended October 31,
               SUBADVISER                       1999            1998
               ----------                       ----            ----

Brinson Partners                                $_______(1)        --
GSAM                                             _______(1)        --
J.P. Morgan                                      _______(1)        --
IMR                                              _______(1)        --
Lazard                                           _______(1)        --
Dreyfus                                          _______      $ 3,939(2)

(1) The Fund began operations on November 2, 1998.
(2) The Fund began operation on July 24, 1998.

         The Trust has received from the SEC an exemptive order for the multi-manager structure which allows VMF to hire, replace or terminate subadvisers without the approval of shareholders;

the order also allows VMF to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or VMF. The order is intended to facilitate the efficient operation of the funds and afford the Trust increased management flexibility.

         VMF provides to the funds investment management evaluation services principally by performing initial due diligence on prospective Subadvisers for the Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. VMF has responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, VMF does not expect to recommend frequent changes of subadvisers. VMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although VMF will monitor the performance of the Subadvisers, there is no certainty that the Subadviser or the fund will obtain favorable results at any given time.

UNION BANK & TRUST COMPANY

         Under the terms of the Trust's investment advisory agreement with Union Bank & Trust Company ("UBT") (the "UBT Advisory Agreement"), UBT manages the Morley Capital Accumulation Fund and the Morley Enhanced Income Fund, two other funds of the Trust (the "Morley Funds"), subject to the supervision and direction of the Board of Trustees. UBT will: (i) act in strict conformity with the Declaration of Trust and the Investment Company Act of 1940, as the same may from time to time be amended; (ii) manage the Morley Funds in accordance with their investment objectives, restrictions and policies; (iii) make investment decisions for the Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Morley Funds. Under the terms of the UBT Advisory Agreement, UBT pays the Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust and officers and employees of UBT. UBT also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Morley Funds.

         As of October 31, 1999, the Morley Capital Accumulation Fund had incurred investment advisory fees in the amount of $___________. The Morley Enhanced Income Fund had not begun operations as of October 31, 1999. UBT has informed the Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Morley Funds, UBT will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Morley Funds is a customer of UBT, its parent or its affiliates and, in dealing with its customers, UBT, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by UBT or any such affiliate.

         Morley Financial Services, Inc. ("MFS") owns 100% of the issued and outstanding voting securities of UBT. MFS, an Oregon corporation, is a wholly owned subsidiary of NFS.

         UBT is a state bank and trust company chartered in 1913 and reorganized under the laws of the state of Oregon in 1992. UBT provides a range of investment and fiduciary services to institutional clients. UBT maintains and manages common and pooled trust funds invested primarily in fixed income assets whose principal value is relatively stable. UBT currently has approximately $1.0 billion under management. UBT also acts as custodian with respect to similar fixed income assets.

         The UBT Advisory Agreement also specifically provides that UBT, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The UBT Advisory Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Morley Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The UBT Advisory Agreement terminates automatically in the event of its "assignment", as defined under the Investment Company Act of 1940. It may be terminated as to a Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The UBT Advisory Agreement further provides that UBT may render similar services to others.

         Subject to the Funds' Expense Limitation Agreements the Trust pays the compensation of the Trustees who are not interested persons of the Trust and all expenses (other than those assumed by UBT), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions, insurance premiums, fees and expenses of the custodian for all services to the Trust; and expenses of calculating the net asset value of shares of the Trust, expenses of shareholders' meetings, and expenses relating to the issuance, registration, and qualification of shares of the Trust.

         As compensation for UBT's services, the Morley Capital Accumulation Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. UBT has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders. In addition, in the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund (expressed as a percentage of average daily net assets and excluding Rule 12b-1 Fees) to no more than 0.70% for ISC Shares, 0.55% for IC Shares and 0.70% for IRA Shares of the Fund. Reimbursement by the Morley Capital Accumulation Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $50 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

         As compensation for UBT's services to the Morley Enhanced Income Fund, such Fund is obligated to pay UBT a fee computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fund. In the interest of limiting the expenses of the Fund, UBT has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreement, UBT has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 Fees and Administrative Service Fees) to the extent necessary to limit the total annual operating expenses of each Class of the Fund to 0.90% for Class A, 0.70% for Class Y and 0.45% for Institutional Class shares. Reimbursement by the Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by UBT pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by UBT is not permitted.

THE INDEX FUNDS

         With respect to the Small Cap Index Fund, the International Index Fund and the Bond Index Fund, three other funds of the Trust (the "Index Funds"), each Index Fund invests all of its assets in shares of the corresponding Series of the Index Master Series Trust. Accordingly, the Index Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Index Master Series Trust. Index Master Series Trust has entered into a management agreement ("Management Agreement") with Fund Asset Management L.P. ("FAM").

         FAM provides the Index Master Series Trust with investment advisory and management services. Subject to the supervision of the Board of Trustees of the Index Master Series Trust, FAM is responsible for the actual management of each Series' portfolio and constantly reviews the Series' holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with FAM. FAM performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Series.

         Securities held by the Series of the Index Master Series Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which FAM or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by FAM for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of FAM or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold there may be an adverse effect on price.

         As discussed in the Prospectus for the Index Funds, FAM receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:

         NAME OF SERIES                                      MANAGEMENT FEE

         Merrill Lynch Small Cap Index Series......................  0.08%
         Merrill Lynch Aggregate Bond Index Series.................  0.06%
         Merrill Lynch International Index Series..................  0.11%

         The table below sets forth information about the total investment advisory fees paid by the Series to FAM, and any amount voluntarily waived by FAM.

                                                          Small Cap         Aggregate Bond        International
                                                         Index Series        Index Series         Index Series
                                                         ------------       --------------        -------------
December 31, 1997*
     Contractual amount..............................      $ 36,425           $   88,609          $100,102
     Amount waived (if applicable)...................      $ 36,425           $   37,562          $  35,546
December 31, 1998
     Contractual amount..............................      $ 61,476           $238,378            $142,489
     Amount waived (if applicable)...................      $ 61,476           $    2,537          $  87,182

* Period is from commencement of operations (April 3, 1997 for the Aggregate Bond Index Series, and April 9, 1997 for the Small Cap Index Series and the International Index Series).

         The Management Agreement obligates FAM to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of Index Master Series Trust connected with investment and economic research, trading and investment management of the Index Master Series Trust, as well as the fees of all Trustees who are affiliated persons of FAM or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series (except to the extent paid by Merrill Lynch Funds Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, copies of the registration statements, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and out-of-pocket expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by Index Master Series Trust or the Series. Merrill Lynch Funds Distributor will pay certain of the expenses of the Index Master Series Trust incurred in connection with the offering of its shares of beneficial interest of each of the Series.

         FAM is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

         Unless earlier terminated as described below, the Management Agreement will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees of Index Master Series Trust or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the 1940 Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

DISTRIBUTOR

         NAS serves as underwriter for the Fund in the continuous distribution of its shares pursuant to a Underwriting Agreement dated as of May 9, 1998, as amended as of November 2, 1998 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to the Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and
(ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the Investment Company Act of 1940) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the Investment Company Act of 1940.

         In its capacity as Distributor, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge imposed upon sales of Shares of the Fund.

         During the fiscal periods ended October 31, 1999 and 1998, NAS did not receive any amounts as commissions from the sale or redemption of shares of the Fund.

         NAS reallows to dealers 4.75% of sales charges on Class A shares and 4.00% on Class B shares of the Fund.

DISTRIBUTION PLAN

         The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Fund to compensate NAS, as the Fund's Distributor, for expenses associated with the distribution of shares of the Fund. Although actual distribution expenses may be more or less, under the Plan the Fund pays NAS an annual fee in an amount that will not exceed the following amounts:


- 0.25% of the average daily net assets of Class A shares and Service Class shares;

-        1.00% of the average daily net assets of Class B shares;

-        0.15% of the average daily net assets of Class R shares; and

- 0.07% of the average daily net assets of Local Class shares of the Fund.


         Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

         During the fiscal year ended October 31, 1999, NAS received $________ and $__________. respectively, of distribution fees for the Fund's Class R shares and Local Class shares.

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of the Fund by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding shares of the Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to the Fund must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.


         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's shares including, but not limited to, those discussed above. At this time NAS has entered into a Rule 12b-1 Agreement with Nationwide Investment Services Corporation with respect to the Local Fund shares.


ADMINISTRATIVE SERVICES PLAN

         Under the terms of an Administrative Services Plan, the Fund is permitted to enter into Servicing Agreements with servicing organizations, such as NAS, who agree to provide certain administrative support services in connection with the Class A, Class R, Class Y and Service Class shares of the Fund. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Fund, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

         As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement effective July 1, 1999 pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services in connection with Class R and Class Y shares of the Fund held beneficially by its customers. In consideration for providing administrative support services,

NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, Class R, and Class Y shares of the Fund held by customers of NFS or such other entity.

FUND ADMINISTRATION

         Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA"), a wholly owned subsidiary of Villanova Capital, Inc., provides for various administrative and accounting services, including daily valuation of the Fund's shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For these services, the Fund pays VSA an annual fee based on the Fund's average daily net assets at the following rates: 0.05% for assets of $0 to $1 billion and 0.04% for assets of $1 billion or more.

         Prior to September 1, 1999, NAS provided fund administration services to the Fund. Effective September 1, 1999, the fund administration services previously performed for the Fund by NAS were transferred to VSA, an affiliate of NAS and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. began performing certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for the Fund.

         During the fiscal year ended October 31, 1999 and the period from July 24, 1998 (commencement of operations) through October 31, 1998, NAS/VSA received $__________ and $_____________, respectively, in fund administration fees from the Fund.

TRANSFER AGENT


         Nationwide Investors Services, Inc. ("NISI"), a wholly owned subsidiary of VSA, Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Fund. For these services, NISI receives an annual fee of 0.01% of the Fund's average daily net assets for Class R, Class Y, Service Class and Local Fund shares. For Class A and Class B shares, NISI receives an annual account based fee of $18 per account.


         During the fiscal year ended October 31, 1999 and the period from July 24, 1998 (commencement of operations) through October 31, 1998, NISI received $______ and $________, respectively, as transfer agent fees from the Fund.

CUSTODIAN

         The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy-making functions for the Fund.

LEGAL COUNSEL

         Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, OH 43215, serves as the Trust's legal counsel.

AUDITORS

         KPMG LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

OTHERS

         The Trust, on behalf of the Fund, has entered into a licensing agreement which authorizes the Fund to use the trademarks of the McGraw-Hill Companies, Inc. Standard & Poor's 500 and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund or VMF is the licensing of certain trademarks and trade names of S&P and of the S&P 500 index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for or has not participated in the determination of the prices and amount of the Fund shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Fund, shareholders of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 Index have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

BROKERAGE ALLOCATION

         VMF (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

         The primary consideration in portfolio security transactions is "best price - best execution," i.e., execution at the most favorable prices and in the most effective manner possible. Except as described below, VMF or a Subadviser always attempts to achieve best price - best execution, and both VMF and the Subadviser have complete freedom as to the markets in and the broker-dealers through which they seek this result. In selecting broker-dealers, VMF and the Subadviser will consider various relevant factors, including but not limited to the size and type of the transaction, the nature and character of the markets for the security or asset to be purchased or sold, the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm, the broker-dealer's execution services (rendered on a continuing basis), and the reasonableness of any commissions. In allocating orders among brokers for execution on an [agency][agency only?] basis, in addition to price and execution considerations, the usefuless of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions.

         Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to VMF or a Subadviser. In placing orders with such broker-dealers, VMF or a Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to VMF or a Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce VMF's or a Subadviser's normal research activities or expenses.

         Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

         There may be occasions when portfolio transactions for the Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by VMF or FAM or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when VMF or FAM believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

         The Trustees periodically review VMF's and FAM's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and review the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

         FAM may cause the Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Any such research and other information provided by brokers to FAM is considered to be in addition to and not in lieu of services required to be performed by FAM under its subadvisory agreement with VMF. The fees paid to FAM pursuant to its subadvisory agreement with VMF are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to FAM in serving its other clients or clients of FAM's affiliates. Subject to the policy of FAM to obtain best execution at the most favorable prices through responsible broker-dealers, FAM also may consider the broker-dealer's sale of shares of any fund for which FAM serves as investment adviser, subadviser or administrator.

         During the fiscal year ended October 31, 1999 and the period from July 24, 1998 (commencement of operations) through October 31, 1998, $_________ and $__________, respectively, in brokerage commissions were paid by the Fund.

         As of October 31, 1999, the Fund held investments in securities of its regular broker-dealers as follows:

                                 [TO BE UPDATED]

         Under the Investment Company Act of 1940, "affiliated persons" of the Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, the Fund may purchase securities from underwriting syndicates of which FAM or any of its affiliates, as defined in the Investment Company Act of 1940, is a member under certain conditions, in accordance with Rule 10f-3 under the Investment Company Act of 1940.

         The Fund contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the Investment Company Act of 1940. Under the Investment Company Act of 1940, commissions paid by the Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of VMF or FAM, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers, except for accounts for which the affiliated broker or dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker or dealer that, in the opinion of a majority of the independent trustees, are not comparable to the Fund. The Fund does not deem it practicable or in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

ADDITIONAL INFORMATION ON PURCHASES AND SALES

CLASS A SALES CHARGES

         The charts below show the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                      Sales charge as %      Sales charge as %
Amount of purchase                    of offering price     of amount invested
------------------                    -----------------     ------------------
less than $50,000                            5.75%                 6.10%
$50,000 to $99,999                           4.50                  4.71
$100,000 to $249,999                         3.50                  3.63
$250,000 to $499,999                         2.50                  2.56
$500,000 to $999,999                         2.00                  2.04
$1 million to $24,999,999                    0.50                  0.50
$25 million or more                          0.25                  0.25


NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A SHARES ONLY)

         The sales charge applicable to Class A shares may be waived for the following purchases due to the reduced marketing effort required by NAS:

(1) shares sold to other registered investment companies affiliated with VMF,

(2)      shares sold:

         (a) to any pension, profit sharing, or other employee benefit plan for the employees of VMF, any of its affiliated companies, or investment advisory clients and their affiliates;

         (b)      to any endowment or non-profit organization;

         (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

         (d) to any life insurance company separate account registered as a unit investment trust;

         (e) to Trustees and retired Trustees of the Trust (including its predecessor Trusts);

         (f) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance Enterprise, or any investment advisory clients of VMF and their affiliates;

         (g) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance Enterprise from time to time, which include but are not limited to Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative;

         (h) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

         (i) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with NAS to waive sales charges for those persons;

         (j) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

         (k) to any person who pays for such shares with the proceeds of mutual fund shares redeemed from an NAS brokerage account; to qualify, the person must have paid an initial sales charge or CDSC on the redeemed shares and the purchase of Class A shares must be made within 60 days of the redemption. This waiver must be requested when the purchase order is placed, and NAS may require evidence of qualification for this waiver;

         (l) to any Class Member of Snyder vs. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company on the initial purchase of shares for an amount no less than $5,000 and no more than $100,000. To be eligible for this waiver, the purchase of Class A shares must come from a source other than the surrender of, withdrawal from, or loan against any existing policy, mutual fund or annuity issued by Nationwide Mutual Insurance Company or its affiliates;

         (m) to any person who pays for such shares with the proceeds of mutual funds shares redeemed from an account in the NEA Valuebuilder Mutual Fund Program. This waiver is only available for the initial purchase if shares were made with such proceeds. NAS may require evidence of qualification for such waiver; and

         (n) to certain employer-sponsored retirement plan including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Code.

CLASS B SHARES OF THE FUND AND CDSC

         A CDSC, payable to NAS, will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. THE CDSC IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION OVER THE INITIAL PURCHASE PRICE. The CDSC applies only to the lesser of the original investment or current market value.

         Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

YEAR OF REDEMPTION                                         CONTINGENT DEFERRED
AFTER PURCHASE                                                SALES CHARGE
------------------                                         -------------------
First                                                              5.00%
Second                                                             4.00%
Third                                                              3.00%
Fourth                                                             3.00%
Fifth                                                              2.00%
Sixth                                                              1.00%
Seventh and following                                              0.00%

         For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.

         THE CDSC WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY (WITHIN THE MEANING OF SECTION 72(M)(7) OF THE
CODE) OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY.

CDSC APPLICABLE FOR CLASS A SHARES

         Employer sponsored retirement plans which purchase Class A shares at net asset value (other than those investing in the Fund through a variable insurance product) are subject to a CDSC, payable to NAS, of 1.00% if a finder's fee (as described below) was paid on the purchase of the shares and the shares are redeemed within the first year after purchase, 0.50% if redeemed within the second year and 0.25% if redeemed within the third year. The sales charge is applied to the original purchase price, or the current market value of the shares being sold, whichever is less. A CDSC will be charged on redemptions of $1 million or more within a 12 month period.

         NAS will pay a finder's fee at the plan sponsor level at the time of purchase to the dealer of record at the time of purchase at the following rates:

1.00% for sales of the Fund of $1 million up to $3 million 0.50% for sales of the Fund of $ 3 million up to $50 million 0.25% for sales of the Fund of $50 million or more

         The finder's fee is paid on the aggregate assets of the Fund held at the plan sponsor level.

CONVERSION FEATURES FOR CLASS B SHARES

         Class B shares which have been outstanding for seven years will automatically convert to Class A shares on the first business day of the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and distributions.

         If you effect one or more exchanges among Class B shares of the Fund during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

FACTORS TO CONSIDER WHEN CHOOSING A CLASS OF SHARES

         Before purchasing Class A shares or Class B shares of the Fund, investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated 12b-1 fee and potential CDSC on Class B shares prior to conversion (as described above) would be less than the initial sales charge and accumulated 12b-1 fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A shares as a result of the lower expenses. In this regard, to the extent that the sales charge for the Class A shares is waived or reduced investments in Class A shares become more desirable. NAS may refuse a purchase order for Class B shares of over $100,000.

         Although Class A shares are subject to a 12b-1 fee, they are not subject to the higher 12b-1 fee applicable to Class B shares. For this reason, Class A shares can be expected to pay correspondingly higher dividends per shares. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A shares who do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of Class B shares.

         As described above, purchasers of Class B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount may partially or wholly offset the expected higher annual expenses borne by Class B shares. Because the Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Class B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a CDSC ranging from 5.00% to 1.00% upon redemption. Investors expecting to redeem during this six-year period should compare the cost of the CDSC plus the aggregate annual Class B shares' 12b-1 fees to the cost of the initial sales charge and 12b-1 fee on the Class A shares. Over time the expense of the annual 12b-1 fee on the Class B shares may be equal to or exceed the initial sales charge and annual 12b-1 fee applicable to Class A shares.

         For example, if the Fund's net asset value remains constant and assuming no waiver of any 12b-1 fees, the aggregate 12b-1 fee with respect to Class B shares of the Fund would equal or exceed the initial sales charge and aggregate 12b-1 fee of Class A shares approximately eight years after the purchase. In order to reduce such fees for Class B Shareholders, Class B shares will be automatically converted to Class A shares, as described above, at the end of a seven-year period. This example assumes that the initial purchase of Class A shares would be subject to the maximum initial sales charge of 5.75% for the Fund. This example does not take into account the time value of money which reduces the impact of the Class B shares' 12b-1 fee on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as a 12b-1 fee, fluctuations in net asset value, any waiver of 12b-1 fees or the effect of different performance assumptions. For investors who are eligible to purchase Service Class Shares, the purchase of Service Class Shares will be preferable to purchasing Class A or Class B shares.

SIGNATURE GUARANTEE

         A signature guarantee is required if the redemption is over $100,000, or if your account registration has changed within the last 30 days, if the redemption check is made payable to anyone other than the registered shareholder, or if the proceeds are sent to a bank account not previously designated or are mailed to an address other than the address of record. NAS reserves the right to require a signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

VALUATION OF SHARES

         The net asset value per share for the Fund is determined as of the earlier of the close of regular trading on the New York Stock Exchange or 4 P.M. Eastern Time on each day that the Exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of the Fund to materially affect the net asset value of that Fund (the "Valuation Time").

         The Fund will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

         The net asset value per share of a class is computed by adding the value of all securities and other assets in the Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

         In determining net asset value, portfolio securities listed on national exchanges are valued at the last quoted sale price on the principal exchange, or if there is no sale on that day at the quoted bid price, or if the securities are traded in the over-the-counter market, at the last quoted sale price, or if no sale price, at the quoted bid prices; U.S. Government securities are valued at the quoted bid price; all prices obtained from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less are valued at amortized cost in accordance with provisions contained in Rule 2a-7 of the Investment Company Act of 1940. Securities for which market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of VMF or its designee are valued at fair value in accordance with procedures adopted by the Board of Trustees.

INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the Stock Funds.

         An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund, and monthly dividends are then automatically invested into one or more of the Stock Funds chosen by you at such Stock Fund's current offering price. Money Market Plus Growth gives investors stability of principal through the Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE: Money Market Fund dividends reinvested into one of the Stock Funds are subject to applicable sales charges.

2        MONEY MARKET PLUS INCOME--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the Bond Funds.

         An initial investment of $5,000 or more is made in the Prime Shares of the Money Market Fund and monthly dividends are then reinvested into one of the Bond Funds chosen by you at such Fund's current offering price.

         When short-term interest rates increase, Money Market Fund dividends usually also rise. At the same time, share prices of the Bond Funds generally decrease. So, with Money Market Plus Income, when you earn higher Money Market Fund dividends, you can generally purchase more shares of one of the Bond Funds at lower prices. Conversely, when interest rates and Money Market Fund dividends decrease, the share prices of the Bond Funds usually increase--you will automatically buy fewer shares of one of the Bond Funds at higher prices. The Prime Shares of the Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE: Money Market Fund dividends reinvested into one of the Bond Funds are subject to applicable sales charges.

3        AUTOMATIC ASSET ACCUMULATION--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

         You can get started with Automatic Asset Accumulation for as little as $25 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

4        AUTOMATIC ASSET TRANSFER--This  systematic  investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Money Market Fund to another fund, sales charges may apply if not already paid.

5        AUTOMATIC  WITHDRAWAL  PLAN  ($50 OR  MORE)--You  may have  checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

         NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

INVESTOR PRIVILEGES

         The Fund offers the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.

1        NO SALES CHARGE ON  REINVESTMENTS--All  dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the Fund and class or another specifically requested fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

2        EXCHANGE  PRIVILEGE--The  exchange  privilege  is a  convenient  way to exchange shares from one fund to another fund of the Trust in order to respond to changes in your goals or in market conditions. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the fund being purchased.

Exchanges Among Funds

         Exchanges may be made among any of the funds within the same class or among any class in any of the funds and Prime Shares of the Money Market Fund. For certain exchanges of Class A shares among the funds, you may pay the difference between the sales charges, if a higher sales charge is applicable. Exchanges within Class B or Service Class shares may be made without incurring a sales charge.

         An exchange from the Prime Shares of the Money Market Fund into another fund will be subject to the applicable sales charge unless already paid. For an exchange into the Prime Shares of the Money Market Fund, the CDSC aging period for Class B shares will be stopped during the time period such Money Market Fund shares are held. If the Money Market Fund shares are subsequently sold, a CDSC will be charged at the level that would have been charged had the shares been sold at the time when they were exchanged into the Money Market Fund. If the Money Market Fund shares are exchanged back into Class B shares, the CDSC aging period will continue from the point in time when the shares were originally exchanged into the Money Market Fund.

         There is no administrative fee or exchange fee. The Trust reserves the right to reject any exchange request it believes will result in excessive transaction costs, or otherwise adversely affect other shareholders. For a description of CDSC see "Class B Shares of the Fund and CDSC." The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.

EXCHANGES MAY BE MADE THREE CONVENIENT WAYS:

BY TELEPHONE

         NAS NOW--You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         CUSTOMER SERVICE LINE--By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         NAS may record all instructions to exchange shares. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

         The Fund will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

         The Fund will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Fund will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Fund reserves the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

         BY MAIL OR FAX-- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern Time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.

3        NO SALES  CHARGE ON A  REPURCHASE--If  you  redeem  all or part of your Class A shares on which you paid a front-end sales charge, you have a one-time privilege to reinvest all or part of the redemption proceeds in any shares of the same class, without a sales charge, within 30 days after the effective date of the redemption. If you redeem Class B shares, and then reinvest the proceeds in Class B shares within 30 days, NAS will reinvest an amount equal to any CDSC you paid on redemption.

         If you realize a gain on your redemption, the transaction is taxable, and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

INVESTOR SERVICES

1        NAS NOW AUTOMATED VOICE RESPONSE SYSTEM--Our toll-free number
1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2        TOLL-FREE INFORMATION AND  ASSISTANCE--Customer  service
representatives are available to answer questions regarding the Fund and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free:
1-800-848-0920 or contact NAS at our FAX telephone number (614) 249-8705.

3        RETIREMENT  PLANS--Shares  of the Fund may be purchased for
Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4        SHAREHOLDER  CONFIRMATIONS--You  will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

5        CONSOLIDATED  STATEMENTS--Shareholders  of the Fund receive  quarterly statements as of the end of March, June, September and December. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

         For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Fund. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which funds of the Trust you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your funds will be sent after year-end.

6        AVERAGE COST  STATEMENT--This  statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

         Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

7        SHAREHOLDER  REPORTS--All   shareholders  will  receive  reports
semi-annually detailing the financial operations of the Fund.

8        PROSPECTUS--An updated prospectus will be mailed to you annually.

9        UNDELIVERABLE  MAIL--If  mail from NAS to a  shareholder  is  returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

FUND PERFORMANCE ADVERTISING

         Standardized total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Fund, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING TOTAL RETURN

         The Fund may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if the Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.


         The uniformly calculated average annual (compound) total returns for each class of shares for the periods ended October 31, 1999 were as follows:

                         1 YEAR                        SINCE INCEPTION(1)
                         ------                        ------------------

                                          LOCAL                          LOCAL
                  CLASS Y     CLASS R     FUND       CLASS Y    CLASS R  FUND
                  -------     -------     -----      -------    -------  -----
                  ____%       ____%       ____%      ____%      ____%    ____%


         [Class A, B and Service Class shares were not available to the public prior to October 31, 1999, and therefore no performance information is included for such Classes.]

NONSTANDARD RETURNS

         The Fund may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

         The Fund may report its performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Fund may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

         The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; one of these series is the Fund:


Series                                                                          Share Classes
------                                                                          -------------

Nationwide Mid Cap Growth Fund                                                  Class A, Class B, Class D
Nationwide Growth Fund                                                          Class A, Class B, Class D
Nationwide Fund                                                                 Class A, Class B, Class D
Nationwide Bond Fund                                                            Class A, Class B, Class D
Nationwide Tax-Free Income Fund                                                 Class A, Class B, Class D
Nationwide Long-Term U.S. Government Bond Fund                                  Class A, Class B, Class D
Nationwide Intermediate U.S. Government Bond Fund                               Class A, Class B, Class D
Nationwide Money Market Fund                                                    Class R, Prime Shares
Nationwide S&P 500 Index Fund                                                   Class A, Class B, Class R,
                                                                                Class Y, Local Fund Shares,
                                                                                Service Class
Morley Capital Accumulation Fund                                                ISC Shares, IC Shares,
                                                                                IRA Shares
Morley Enhanced Income Fund                                                     Class A, Class Y,
                                                                                Institutional Class
Prestige Large Cap Value Fund                                                   Class A, Class B, Class Y
Prestige Large Cap Growth Fund                                                  Class A, Class B, Class Y
Prestige Small Cap Fund                                                         Class A, Class B, Class Y
Prestige Balanced Fund                                                          Class A, Class B, Class Y
Prestige International Fund                                                     Class A, Class B, Class Y
Nationwide Small Cap Index Fund                                                 Class A, Class B, Service Class
Nationwide International Index Fund                                             Class A, Class B, Service Class
Nationwide Bond Index Fund                                                      Class A, Class B, Service Class
The Aggressive Fund                                                             Class A, Class B, Service Class
The Moderately Aggressive Fund                                                  Class A, Class B, Service Class
The Moderate Fund                                                               Class A, Class B, Service Class
The Moderately Conservative Fund                                                Class A, Class B, Service Class
The Conservative Fund                                                           Class A, Class B, Service Class
Nationwide Focus Fund                                                           Class A, Class B,
                                                                                Institutional Class
Nationwide Small Cap Value Fund II                                              Class A, Class B,
                                                                                Institutional Class
Nationwide High Yield Bond Fund                                                 Class A, Class B,
                                                                                Institutional Class




         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of the Fund, shares of the same class will share pro rata in the distribution of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

         Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the Investment Company Act of 1940 or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of fundamental investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A, Class B, Class R, Local Fund or Service Class shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

         To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION

         The Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of the Fund's shareholders. In order to qualify as a regulated investment company, the Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that the Fund will distribute annually to shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

         Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain, respectively, in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction.

         Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Since less than 50% in value of the Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund. Under Section 1256 of the Code, gain or loss realized by the Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

         Offsetting positions held by the Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If the Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of the Fund, if such shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

MAJOR SHAREHOLDERS  [TO BE UPDATED]

         As of October 31, 1999, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

         As of October 31, 1999, Nationwide Life Insurance Company directly owned, controlled and held power to vote ____% of the outstanding shares of the Fund.

         Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

FINANCIAL STATEMENTS

         The Report of Independent Auditors and Financial Statements of the Fund for the period ended October 31, 1999 are incorporated by reference to the Trust's Annual Report for the Fund. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling toll-free 1-800-848-0920.

APPENDIX A


SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

          The following criteria will be used in making the assessment:

          1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

          2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

          Note rating symbols and definitions are as follows:

          SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity. _ Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

DUFF & PHELPS SHORT-TERM DEBT RATINGS

Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

HIGH GRADE

     D-1+           Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1            Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-           High certainty of timely payment. Liquidity factors are
               strong and supported by good fundamental protection factors. Risk factors are very small.

                              GOOD GRADE
                              ----------

     D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                             SATISFACTORY GRADE
                             ------------------

     D-3            Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


                              NON-INVESTMENT GRADE
                              --------------------

     D-4            Speculative investment characteristics.  Liquidity is not
               sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                                    DEFAULT
                                    -------

     D-5            Issuer failed to meet scheduled principal and/or
               interest payments.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Amended Declaration of Trust previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(b) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

(c) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

(d)(1) Investment Advisory Agreement (except for the Morley Capital Accumulation Fund) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Investment Advisory Agreement for the Morley Capital Accumulation Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3)   Subadvisory Agreements.
         (a)      Subadvisory Agreement with Fund Asset Management, L.P. for
                  S & P 500 Index Fund
         (b) Subadvisory Agreement for the Prestige Large Cap Value Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
         (c) Subadvisory Agreement for the Prestige Large Cap Growth Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
         (d) Subadvisory Agreement for the Prestige Small Cap Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
         (e) Subadvisory Agreement for the Prestige International Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
         (f) Subadvisory Agreement for the Prestige Balanced Fund previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(e)(1) Underwriting Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.
   (2) Model Dealer Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(f)      Not applicable.

(g) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

(h)(1) Fund Administration Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Transfer and Dividend Disbursing Agent. previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (4) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No.333-41175) on November 24, 1997, and is hereby incorporated by reference.

   (5) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997 and is hereby incorporated by reference.

   (6) Administrative Services Plan and Services Agreement previously filed on January 5, 1999, and is hereby incorporated by reference.


(i) Opinion of Counsel previously filed and is hereby incorporated by reference.


(j) Consent of KPMG LLP, Independent Auditors filed previously and is hereby incorporated by reference.

(k)       Not applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and hereby incorporated by reference.

(m)(1) Amended Distribution Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (2) Dealer Agreement (see Exhibit 6(b)) previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

   (3) Rule 12b-1 Agreement previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

(n)      Not applicable.

(o) Amended 18f-3 Plan previously filed with the Trust's Registration Statement on January 5, 1999, and is hereby incorporated by reference.

Power of Attorney dated November 7, 1997 previously filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:


          Joseph J. Gasper              Director and President and  Chief Operating Officer
                                        ---------------------------------------------------
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        Nationwide Financial Services, Inc.

                                        Director and Chairman of the Board
                                        ----------------------------------
                                        National Deferred Compensation, Inc.
                                        Nationwide Investment Services Corporation

                                        Director and Vice Chairman
                                        --------------------------
                                        ALLIED Group Merchant Banking Corporation
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Financial Corporation
                                        ALLIED Life Insurance Company
                                        Nationwide Financial Institution Distributors Agency, Inc.
                                        Nationwide Global Funds
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        Neckura Life Insurance Company
                                        NFS Distributors, Inc.
                                        Pension Associates, Inc.
                                        Villanova Capital, Inc.

                                        Vice Chairman
                                        -------------
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

                                        Director and President
                                        ----------------------
                                        Employers Life Insurance Company of Wausau
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investor Services, Inc.
                                        Nationwide Financial Services (Bermuda) Ltd.
                                        Wausau Preferred Health Insurance Company

                                        Director
                                        --------
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Alabama, Inc.
                                        Financial Horizons Distributors Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Oklahoma, Inc.
                                        Financial Horizons Securities Corporation
                                        Landmark Financial Services of New York, Inc.
                                        Leben Direkt Insurance Company
                                        Morley Financial Services, Inc.
                                        Nationwide Indemnity Company
                                        Neckura Holding Company
                                        NGH Luxembourg, S.A.
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Trustee and President
                                        ---------------------
                                        Nationwide Insurance Golf Charities, Inc.



                                        Board of Managers
                                        -----------------
                                        Nationwide Services Company, LLC.



          Dennis W. Click               Vice President and Secretary
                                        ----------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide General Insurance Company
                                        Nationwide Property and Casualty Insurance Company
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Services Company, LLC.
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.
                                        Nationwide Financial Institution Distributors Agency, Inc.
                                        Nationwide International Underwriters
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group, Inc.
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Financial Corporation
                                        ALLIED Life Insurance Company
                                        ALLIED Property and Casualty Insurance Company
                                        AMCO Insurance Company
                                        American Marine Underwriters, Inc.
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Colonial County Mutual Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company
                                        Gates McDonald & Company
                                        GatesMcDonald Health Plus Inc.
                                        Gates, McDonald & Company of Nevada
                                        Gates, McDonald & Company of New York, Inc.
                                        National Casualty Company
                                        National Deferred Compensation, Inc.
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Cash Management Company
                                        Nationwide Indemnity Company
                                        Nationwide Community Urban Redevelopment Corporation
                                        Nevada Independent Companies-Construction
                                        Nevada Independent Companies-Health and Nonprofit
                                        Nevada Independent Companies-Hospitality and
                                           Entertainment
                                        Nevada Independent Companies-Manufacturing,
                                           Transportation and Distribution
                                        NFS Distributors, Inc.
                                        Farmland Mutual Insurance Company
                                        Lone Star General Agency, Inc.



                                        Nationwide Agribusiness Insurance Company
                                        Employers Life Insurance Company of Wausau
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investors Services, Inc.
                                        Nationwide Corporation
                                        Nationwide Insurance Enterprise Foundation
                                        Nationwide Investment Services Corporation
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance Company
                                        Scottsdale Surplus Lines Insurance Company
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Alabama, Inc.
                                        Financial Horizons Distributors Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Oklahoma, Inc.
                                        Financial Horizons Securities Corporation
                                        Landmark Financial Services of New York, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        Nationwide Retirement Solutions, Inc. of Alabama
                                        Nationwide Retirement Solutions, Inc. of  Arizona
                                        Nationwide Retirement Solutions, Inc. of  Arkansas
                                        Nationwide Retirement Solutions, Inc. of  Montana
                                        Nationwide Retirement Solutions, Inc. of  Nevada
                                        Nationwide Retirement Solutions, Inc. of  New Mexico
                                        Nationwide Retirement Solutions, Inc. of  Ohio
                                        Nationwide Retirement Solutions, Inc. of  Oklahoma
                                        Nationwide Retirement Solutions, Inc. of  South Dakota
                                        Nationwide Retirement Solutions, Inc. of  Wyoming
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.
                                        MRM Investments, Inc.
                                        National Premium and Benefit Administration Company
                                        Nationwide Insurance Company of America
                                        Nationwide Insurance Company of Florida
                                        Morley Financial Services, Inc.
                                        Pension Associates, Inc.
                                        Villanova Capital, Inc.
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust
                                        Wausau Preferred Health Insurance Company

                                        Assistant Secretary
                                        -------------------
                                        Nationwide Financial Services (Bermuda) Ltd.

                                        Vice President and Assistant Secretary
                                        --------------------------------------
                                        ALLIED Group Merchant Banking Corporation

                                        Vice President and Clerk
                                        ------------------------
                                        Healthcare First, Inc.
                                        Nationwide Retirement Solutions Insurance Agency, Inc.

          Paul J. Hondros               Director
                                        --------
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investors Services, Inc.



                                        President and Chief Executive Officer
                                        Villanova Capital, Inc.
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

          Dimon R. McFerson             Chairman and Chief Executive Officer-Nationwide Insurance
                                        ---------------------------------------------------------
                                        Enterprise and Director
                                        -----------------------
                                        ALLIED Group, Inc.
                                        ALLIED Life Financial Corporation
                                        Farmland Mutual Insurance Company
                                        GatesMcDonald Health Plus, Inc.
                                        Nationwide Agribusiness Insurance Company
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance  Company
                                        Scottsdale Surplus Lines Insurance Company

                                        Chairman and Chief Executive Officer and Director
                                        -------------------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide General Insurance Company
                                        Nationwide Property and Casualty Insurance Company
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        National Deferred Compensation, Inc.
                                        Nationwide Cash Management Company
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Indemnity Company
                                        Nationwide Insurance Company of America
                                        Nationwide Investment Services Corporation

                                        Chairman and Chief Executive Officer, President and Director
                                        ------------------------------------------------------------
                                        Nationwide Corporation

                                        Chairman of the Board, Chairman and Chief Executive
                                        ---------------------------------------------------
                                        Officer and Director
                                        --------------------
                                        American Marine Underwriters, Inc.
                                        Employers Life Insurance Company of Wausau
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Financial Institution Distributors Agency, Inc
                                        Nationwide International Underwriters
                                        Nationwide Investor Services, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        NFS Distributors, Inc.
                                        Pension Associates, Inc.
                                        Wausau Preferred Health Insurance Company

                                        Chairman of the Board, Chairman and Chief Executive
                                        ---------------------------------------------------
                                        Officer-Nationwide Insurance Enterprise and Director
                                        ----------------------------------------------------
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Merchant Banking Corporation



                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Insurance Company
                                        ALLIED Property and Casualty Insurance Company
                                        AMCO Insurance Company
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company
                                        Gates, McDonald and Company
                                        Nationwide Retirement Solutions, Inc.
                                        Nationwide Insurance Enterprise Services, Ltd.
                                        Villanova Capital, Inc.

                                        Trustee and Chairman
                                        --------------------
                                        Financial Horizons Investment Trust
                                        Nationwide Investing Foundation
                                        Nationwide Investing Foundation II
                                        Nationwide Mutual Funds

                                        Chairman of the Board
                                        ---------------------
                                        Nationwide Insurance Golf Charities, Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Lone Star General Agency, Inc.
                                        Nationwide Community Urban Redevelopment Corporation
                                        Colonial County Mutual Insurance Company

                                        Director
                                        --------
                                        Gates, McDonald & Company of Nevada
                                        Gates, McDonald & Company of New York
                                        Healthcare First, Inc.
                                        MRM Investments, Inc.
                                        Morley Financial Services, Inc.
                                        Nationwide Agency, Inc.
                                        Nationwide Health Plans, Inc.
                                        Nationwide Management Systems, Inc.
                                        Nevada Independent Companies-Construction
                                        Nevada Independent Companies-Health and Nonprofit
                                        Nevada Independent Companies-Hospitality and
                                           Entertainment
                                        Nevada Independent Companies-Manufacturing,
                                           Transportation and Distribution
                                        PanEurolife

                                        Chairman of the Board, Chairman and Chief Executive
                                        ---------------------------------------------------
                                        Officer and Trustee
                                        -------------------
                                        Nationwide Insurance Enterprise Foundation

                                        Member-Board of Managers, Chairman of the Board,
                                        ------------------------------------------------
                                        Chairman and Chief Executive Officer
                                        ------------------------------------
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.
                                        Nationwide Services Company, LLC.



                                        Chairman and Chief Executive Officer
                                        ------------------------------------
                                        Nationwide Insurance Company of Florida

                                        Chairman and Chief Executive Officer-Nationwide Insurance
                                        ---------------------------------------------------------
                                        Enterprise
                                        ----------
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

          Robert A. Oakley              Executive Vice President-Chief Financial Officer
                                        ------------------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide General Insurance Company
                                        Nationwide Property and Casualty Insurance Company
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        ALLIED Group. Inc.
                                        ALLIED Life Financial Corporation
                                        CalFarm Insurance Company
                                        Employers Life Insurance Company of Wausau
                                        National Casualty Company
                                        National Premium and Benefit Administration Company
                                        Farmland Mutual Insurance Company
                                        Nationwide Financial Institution Distributors Agency, Inc.
                                        Lone Star General Agency, Inc.
                                        Nationwide Agribusiness Insurance Company
                                        Nationwide Corporation
                                        Nationwide Financial Services, Inc.
                                        Nationwide Investment Services Corporation
                                        Nationwide Investor Services, Inc.
                                        Nationwide Insurance Enterprise Foundation
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.
                                        Nationwide Retirement Solutions, Inc.
                                        Colonial County Mutual Insurance Company
                                        Pension Associates, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance Company
                                        Scottsdale Surplus Lines Insurance Company
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust
                                        Wausau Preferred Health Insurance Company

                                        Director and Chairman of the Board
                                        ----------------------------------
                                        Neckura Holding Company
                                        Neckura Insurance Company
                                        Neckura Life Insurance Company

                                        Executive Vice President-Chief Financial Officer and
                                        ----------------------------------------------------
                                        Director
                                        --------
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Merchant Banking Corporation
                                        ALLIED Group Mortgage Company
                                        ALLIED Life Brokerage Agency, Inc.



                                        ALLIED Life Insurance Company
                                        ALLIED Property and Casualty Insurance Company
                                        AMCO Insurance Company
                                        American Marine Underwriters, Inc.
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        Nationwide Cash Management Company
                                        Nationwide Community Urban Redevelopment Corporation
                                        National Deferred Compensation, Inc.
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Services Company, LLC.
                                        NFS Distributors, Inc.
                                        MRM Investments, Inc.
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Indemnity Company
                                        Nationwide Insurance Company of America
                                        Nationwide Insurance Company of Florida
                                        Nationwide International Underwriters
                                        Villanova Capital, Inc.

                                        Director and Vice Chairman
                                        --------------------------
                                        Leben Direkt Insurance Company
                                        Neckura General Insurance Company
                                        Auto Direkt Insurance Company

                                        Director
                                        --------
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus Inc.
                                        Healthcare First, Inc.
                                        Morley Financial Services,  Inc.
                                        NGH Luxembourg, S.A.
                                        PanEurolife

                                        Board of Managers, Executive Vice President-Chief Financial Officer
                                        -------------------------------------------------------------------
                                        Nationwide Insurance Enterprise Services, Ltd.


          Susan A. Wolken               Senior Vice President - Life Company Operations
                                        -----------------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty Insurance Company
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        Nationwide Financial Services, Inc.

                                        Senior Vice President - Life Company Operations and Director
                                        ------------------------------------------------------------
                                        Nationwide Financial Services
                                        (Bermuda) Ltd.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB



                                        Senior Vice President and Director
                                        ----------------------------------
                                        Employers Life Insurance Company of Wausau
                                        Pension Associates, Inc.
                                        Wausau Preferred Health Insurance Company

                                        Director
                                        --------
                                        Affiliate Agency, Inc.
                                        Affiliate Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Alabama, Inc.
                                        Financial Horizons Distributors Agency of Ohio, Inc.
                                        Financial Horizons Distributors Agency of Oklahoma, Inc.
                                        Financial Horizons Securities Corporation
                                        Landmark Financial Services of New York, Inc.
                                        Nationwide Advisory Services, Inc.
                                        ----------------------------------
                                        Nationwide Financial Institution Distributors Agency, Inc.
                                        Nationwide Global Funds
                                        Nationwide Investment Services Corporation
                                        Nationwide Retirement Solutions, Inc.
                                        Nationwide Retirement Solutions Insurance Agency, Inc.
                                        Nationwide Retirement Solutions, Inc. of Alabama
                                        Nationwide Retirement Solutions, Inc. of Arizona
                                        Nationwide Retirement Solutions, Inc. of Arkansas
                                        Nationwide Retirement Solutions, Inc. of Montana
                                        Nationwide Retirement Solutions, Inc. of  Nevada
                                        Nationwide Retirement Solutions, Inc. of New Mexico
                                        Nationwide Retirement Solutions, Inc. of  Ohio
                                        Nationwide Retirement Solutions, Inc. of  Oklahoma
                                        Nationwide Retirement Solutions, Inc. of  South Dakota
                                        Nationwide Retirement Solutions, Inc. of  Wyoming
                                        Villanova Capital, Inc.

          Robert J. Woodward, Jr.       Executive Vice President-Chief Investment Officer
                                        -------------------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide General Insurance Company
                                        Nationwide Property and Casualty Insurance Company
                                        Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance Company
                                        AID Finance Services, Inc.
                                        ALLIED General Agency Company
                                        ALLIED Group, Inc.
                                        ALLIED Group Insurance Marketing Company
                                        ALLIED Group Merchant Banking Corporation
                                        ALLIED Life Brokerage Agency, Inc.
                                        ALLIED Life Financial Corporation
                                        ALLIED Life Insurance Company
                                        ALLIED Property and Casualty Insurance Company
                                        AMCO Insurance Company
                                        Cal-Ag Insurance Services, Inc.
                                        CalFarm Insurance Agency
                                        CalFarm Insurance Company
                                        Depositors  Insurance Company
                                        Midwest Printing Services, Ltd.
                                        Premier Agency, Inc.
                                        Western Heritage Insurance Company



                                        Colonial County Mutual Insurance Company
                                        Colonial Insurance Company of Wisconsin
                                        Employers Insurance of Wausau A Mutual Company
                                        Employers Life Insurance Company of Wausau
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus, Inc.
                                        Lone Star General Agency, Inc.
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Financial Services (Bermuda) Ltd.
                                        Nationwide Agribusiness Insurance Company
                                        Nationwide Insurance Company of America
                                        Nationwide Insurance Company of Florida
                                        Nationwide Corporation
                                        Nationwide Insurance Enterprise Foundation
                                        Nationwide Insurance Enterprise Services, Ltd.
                                        Nationwide Investment Services Corporation
                                        Nationwide Retirement Solutions, Inc.
                                        NFS Distributors, Inc.
                                        Pension Associates, Inc.
                                        Nationwide Retirement Solutions, Inc.
                                        Scottsdale Indemnity Company
                                        Scottsdale Insurance Company
                                        Scottsdale Surplus Lines Insurance Company
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust
                                        Wausau Preferred Health Insurance Company

                                        Director
                                        --------
                                        Healthcare First, Inc.
                                        Morley Financial Services, Inc.
                                        Nationwide Global Holdings, Inc.
                                        Nationwide Investors Services, Inc.

                                        Member-Board of Managers and Vice Chairman
                                        ------------------------------------------
                                        Nationwide Properties, Ltd.
                                        Nationwide Realty Investors, Ltd.

                                        Member-Board of Managers and Executive Vice President-Chief
                                        -----------------------------------------------------------
                                        Investment Officer
                                        ------------------
                                        Nationwide Services Company, LLC.

                                        Director and President
                                        ----------------------
                                        MRM Investments, Inc.
                                        Nationwide Cash Management Company
                                        Nationwide Community Urban Redevelopment Corporation

                                        Director and Executive Vice President-Chief Investment Officer
                                        --------------------------------------------------------------
                                        Gates, McDonald & Company
                                        GatesMcDonald Health Plus, Inc.
                                        National Deferred Compensation, Inc.
                                        Nationwide Indemnity Company
                                        Nationwide Advisory Services, Inc.
                                        Villanova Capital, Inc.



                                        Director, Vice Chairman and Executive Vice President-Chief
                                        ----------------------------------------------------------
                                        Investment Officer
                                        ------------------
                                        ALLIED Group Mortgage Company

                                        Trustee and Vice Chairman
                                        -------------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

          Christopher A. Cray           Treasurer
                                        ---------
                                        Nationwide Advisory Services, Inc.
                                        Nationwide Investors Services, Inc.
                                        Villanova Capital, Inc.
                                        Villanova Mutual Fund Capital Trust
                                        Villanova SA Capital Trust

                                        Assistant Treasurer
                                        -------------------
                                        Nationwide Investing Foundation
                                        Nationwide Separate Account Trust
                                        Nationwide Investing Foundation II
                                        Financial Horizons Investment Trust
                                        Nationwide Asset Allocation Trust
                                        Nationwide Mutual Funds




Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

          (b) UBT serves as investment adviser to the Morley Capital Accumulation Fund. UBT, a trust company organized under the laws of the State of Oregon, is a wholly owned subsidiary of Nationwide Life Insurance Company. UBT conducts a variety of trust activities.

               To the knowledge of the Trust, none of the directors or officers of UBT, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. The directors except as noted below may be contacted C/O UBT, 5665 SW Meadows Rd., Suite 400, Lake Oswego, Oregon 97035.

               Donald C. Burdick, 434 Ridgeway Road, Lake Oswego, OR 97034
               Mr. Burdick has been an independent consultant and investor for the past 10 years. Prior to that he was President of Investcorp Financial Services.

               Harold H. Morley, President, CEO and Director of UBT. Mr. Morley is Chairman and Chief Executive Officer of Morley Financial Services, Inc.

               Joan K. Hall, Senior Vice President, Corporate Secretary, Financial Officer and Director of UBT. Ms. Hall is Senior Vice President and Financial Officer of Morley Financial Services.

               Greg E. Ellis, Senior Vice President/ Managing Director. Mr. Ellis is also Senior Vice President/ Managing Director of Morley Capital Management, Inc.

               Peter DeGraff, Vice President and Assistant General Manager.

               Taylor E. Drake, Vice President.

               Frederick F. Fletcher VI, Vice President and Corporate
               Controller.

               Barbara Salisbury, Vice President.

          (c)  Information for the Subadviser of the S&P 500 Index Fund

               (1)  Fund Asset Management, L.P.


                    Fund Asset Management, L.P. ("FAM") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).


          (d)  Information for the Subadviser of the Prestige Large Cap Value
               Fund

               (1)  Brinson Partners, Inc.

                    Brinson Partners, Inc. ("Brinson") acts as a subadviser to the Prestige Large Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Brinson, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Brinson (SEC file No. 801-34910.)

          (e)  Information for the Subadviser of the Prestige Large Cap Growth
               Fund

               (1)  Goldman Sachs Asset Management

                    Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

          (f)  Information for the Subadviser of the Prestige Balanced Fund

               (1)  J. P. Morgan Investment Management

                    J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                    To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J. P. Morgan & Co. Incorporated.

          (g)  Information for the Subadviser of the Prestige Small Cap Fund

               (1)  Invesco Management & Research, Inc.

                    Invesco Management & Research, Inc. ("INVESCO") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)

          (h)  Information for the Subadviser of the Prestige International Fund

               (1)  Lazard Asset Management

                    Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors. The list required by this
                    Item 26 of officers and directors of Lazard, together with information as to their other business, profession, vocation or employment of a substantial nature during the past 2 years, is incorporated by reference to Schedules A and D of Form ADV filed by Lazard (SEC File No. 801-6568).

          (i) Information for the Subadviser of the Nationwide Small Cap Value Fund II

               (1) Villanova Value Investors, LLC is in the process of being formed. Information required by this item will be added in a subsequent post-effective amendment.



ITEM 27. PRINCIPAL UNDERWRITERS

         (a)  See Item 26 above.
         (b)  Nationwide Advisory Services, Inc.



                                                             Position with                 Position with
      Name                      Business Address             Underwriter                   Registrant
      ----                      ----------------             --------------                -------------
Dimon R. McFerson              One Nationwide Plaza       Chairman and CEO                 Chairman of Board of
                               Columbus  OH 43215                                          Trustees

Joseph J. Gasper               One Nationwide Plaza       President and Director           Vice Chairman of
                               Columbus OH 43215                                           of Trustees

Robert A. Oakley               One Nationwide Plaza       Exec. VP - Chief Financial       N/A
                               Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.        One Nationwide Plaza       Exec. VP - Chief Investment      Trustee
                               Columbus  OH 43215         Officer and Director

James F. Laird, Jr.            Three Nationwide Plaza     VP - General Manager             Treasurer
                               Columbus OH 43215

Edwin P. McCausland            One Nationwide Plaza       Senior VP - Fixed Income         Assistant Treasurer
                               Columbus  OH 43215         Securities

Joseph P. Rath                 One Nationwide Plaza       VP - Compliance                  N/A
                               Columbus  OH 43215

William G. Goslee              One Nationwide Plaza       Vice President                   N/A
                               Columbus  OH 43215

Christopher A. Cray            Three Nationwide Plaza     Treasurer                        Assistant Treasurer
                               Columbus OH 43215

Susan A. Wolken                Three Nationwide Plaza     Director                         N/A
                               Columbus OH 43215

Dennis W. Click                One Nationwide Plaza       Vice President and Secretary     N/A
                               Columbus  OH 43215

Patricia J. Smith              Three Nationwide Plaza     Assistant Secretary              Assistant Secretary
                               Columbus OH 43215

Elizabeth A. Davin             One Nationwide Plaza       Assistant Secretary              Assistant Secretary
                               Columbus  OH 43215


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Christopher A. Cray
          Nationwide Advisory Services, Inc.
          Three Nationwide Plaza
          Columbus, OH 43215

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No.13 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twenty-ninth day of October 1999.

                             NATIONWIDE MUTUAL FUNDS

                             By: JAMES F. LAIRD, JR.
                                 -------------------
                             James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THE REGISTRATION STATEMENT OF NATIONWIDE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-NINTH DAY OF OCTOBER 1999.

Signature & Title
-----------------

Principal Executive Officer

DIMON R. MCFERSON*
------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.
-------------------
James F. Laird, Jr., Treasurer

JOHN C. BRYANT*
---------------
John C. Bryant, Trustee

C. BRENT DEVORE
---------------
C. Brent Devore, Trustee

SUE A. DOODY*
-------------
Sue A. Doody, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

THOMAS J. KERR, IV*
-------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------
Douglas F. Kridler, Trustee

NANCY C. THOMAS*
----------------
Nancy C. Thomas, Trustee

DAVID C. WETMORE*
-----------------
David C. Wetmore, Trustee

*BY: JAMES F. LAIRD, JR.
     -------------------
     James F. Laird, Jr., Attorney-In Fact